UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

Treasury Portfolio

Government Portfolio

Money Market Portfolio

Tax-Exempt Portfolio

Annual Report

March 31, 2022

Contents

Note to Shareholders
Treasury Only Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Treasury Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Government Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Money Market Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Tax-Exempt Portfolio
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2022

Days	% of fund's investments 3/31/22
1 - 7	17.1
8 - 30	17.6
31 - 60	37.1
61 - 90	13.4
91 - 180	14.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
U.S. Treasury Debt	101.1%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/22
Class I	0.14%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.09%
Institutional Class	0.18%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2022, the most recent period shown in the table, would have been 0.11% for Class I, (0.03)% for Class II, (0.13)% Class III, (0.38)% for Class IV, 0.06% for Select Class and 0.14% for Institutional Class.

Treasury Only Portfolio

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Debt - 101.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.6%
U.S. Treasury Notes
4/15/22	0.34%	$884,386	$887,821
U.S. Treasury Obligations - 98.5%
U.S. Treasury Bills
4/5/22 to 9/22/22	0.05 to 0.87	27,679,619	27,664,203
U.S. Treasury Notes
4/30/22 to 10/31/23	0.07 to 0.72 (b)	5,687,193	5,689,510
			33,353,713
TOTAL U.S. TREASURY DEBT
(Cost $34,241,534)			34,241,534
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $34,241,534)			34,241,534
NET OTHER ASSETS (LIABILITIES) - (1.1)%			(360,945)
NET ASSETS - 100%			$33,880,589

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $34,241,534)		$34,241,534
Receivable for fund shares sold		195,563
Interest receivable		10,304
Prepaid expenses		18
Receivable from investment adviser for expense reductions		808
Other receivables		606
Total assets		34,448,833
Liabilities
Payable for investments purchased	$499,720
Payable for fund shares redeemed	61,611
Distributions payable	758
Accrued management fee	3,993
Distribution and service plan fees payable	127
Other affiliated payables	1,342
Other payables and accrued expenses	693
Total liabilities		568,244
Net Assets		$33,880,589
Net Assets consist of:
Paid in capital		$33,881,652
Total accumulated earnings (loss)		(1,063)
Net Assets		$33,880,589
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($12,145,689 ÷ 12,144,295 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($1,126,223 ÷ 1,126,402 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,155,413 ÷ 1,155,236 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($196,044 ÷ 196,031 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($325,479 ÷ 325,502 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($18,931,741 ÷ 18,932,275 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2022
Investment Income
Interest		$32,314
Expenses
Management fee	$48,516
Transfer agent fees	15,194
Distribution and service plan fees	6,332
Accounting fees and expenses	1,617
Custodian fees and expenses	318
Independent trustees' fees and expenses	105
Registration fees	224
Audit	42
Legal	25
Miscellaneous	101
Total expenses before reductions	72,474
Expense reductions	(46,475)
Total expenses after reductions		25,999
Net investment income (loss)		6,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(484)
Total net realized gain (loss)		(484)
Net increase in net assets resulting from operations		$5,831

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,315	$21,475
Net realized gain (loss)	(484)	46
Net increase in net assets resulting from operations	5,831	21,521
Distributions to shareholders	(6,108)	(22,849)
Share transactions - net increase (decrease)	999,223	(10,888,805)
Total increase (decrease) in net assets	998,946	(10,890,133)
Net Assets
Beginning of period	32,881,643	43,771,776
End of period	$33,880,589	$32,881,643

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Only Portfolio Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.018	.019	.009
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.018	.019	.009
Distributions from net investment income	–B	–B	(.018)	(.019)	(.009)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.02%	.04%	1.80%	1.96%	.93%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.21%	.21%	.22%	.21%	.21%
Expenses net of fee waivers, if any	.08%	.15%	.18%	.18%	.18%
Expenses net of all reductions	.08%	.15%	.18%	.18%	.18%
Net investment income (loss)	.02%	.05%	1.72%	1.97%	.93%
Supplemental Data
Net assets, end of period (in millions)	$12,146	$10,871	$15,058	$7,033	$6,976

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class II

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.016	.018	.008
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.016	.018	.008
Distributions from net investment income	–B	–B	(.016)	(.018)	(.008)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.016)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.02%	1.65%	1.81%	.78%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.36%	.36%	.37%	.36%	.36%
Expenses net of fee waivers, if any	.09%	.16%	.33%	.33%	.33%
Expenses net of all reductions	.09%	.16%	.33%	.33%	.33%
Net investment income (loss)	.01%	.03%	1.57%	1.82%	.78%
Supplemental Data
Net assets, end of period (in millions)	$1,126	$943	$830	$525	$261

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class III

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.015	.017	.007
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.015	.017	.007
Distributions from net investment income	–B	–B	(.015)	(.017)	(.007)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.015)	(.017)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.01%	1.54%	1.70%	.68%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.46%	.46%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.08%	.17%	.43%	.43%	.43%
Expenses net of all reductions	.08%	.17%	.43%	.43%	.43%
Net investment income (loss)	.02%	.02%	1.47%	1.72%	.68%
Supplemental Data
Net assets, end of period (in millions)	$1,155	$1,349	$824	$1,044	$929

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Class IV

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.013	.014	.004
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.013	.014	.004
Distributions from net investment income	–B	–B	(.013)	(.014)	(.004)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.013)	(.014)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.01%	1.29%	1.45%	.42%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.71%	.71%	.72%	.71%	.71%
Expenses net of fee waivers, if any	.08%	.17%	.68%	.68%	.68%
Expenses net of all reductions	.08%	.17%	.68%	.68%	.68%
Net investment income (loss)	.01%	.02%	1.22%	1.47%	.43%
Supplemental Data
Net assets, end of period (in millions)	$196	$334	$109	$155	$116

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Select Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.017	.019	.009
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.017	.019	.009
Distributions from net investment income	–B	–B	(.017)	(.019)	(.009)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.017)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.03%	1.75%	1.91%	.88%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.26%	.26%	.27%	.26%	.26%
Expenses net of fee waivers, if any	.08%	.16%	.23%	.23%	.23%
Expenses net of all reductions	.08%	.16%	.23%	.23%	.23%
Net investment income (loss)	.01%	.03%	1.67%	1.92%	.88%
Supplemental Data
Net assets, end of period (in millions)	$325	$264	$399	$176	$121

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio Institutional Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.018	.020	.010
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.018	.020	.010
Distributions from net investment income	–B	(.001)	(.018)	(.020)	(.010)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	(.001)	(.018)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.02%	.06%	1.84%	2.00%	.97%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.18%	.18%	.19%	.18%	.18%
Expenses net of fee waivers, if any	.07%	.13%	.14%	.14%	.14%
Expenses net of all reductions	.07%	.13%	.14%	.14%	.14%
Net investment income (loss)	.02%	.06%	1.76%	2.01%	.97%
Supplemental Data
Net assets, end of period (in millions)	$18,932	$19,120	$26,551	$11,774	$6,631

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2022

Days	% of fund's investments 3/31/22
1 - 7	70.9
8 - 30	5.3
31 - 60	3.8
61 - 90	6.6
91 - 180	11.3
> 180	2.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
U.S. Treasury Debt	44.1%
Repurchase Agreements	55.7%
Net Other Assets (Liabilities)	0.2%

Current 7-Day Yields

3/31/22
Class I	0.14%
Class II	0.01%
Class III	0.01%
Class IV	0.01%
Select Class	0.09%
Institutional Class	0.18%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2022, the most recent period shown in the table, would have been 0.12% for Class I, (0.03)% for Class II, (0.13)% for Class III, (0.37)% for Class IV, 0.07% for Select Class and 0.15% for Institutional Class.

Treasury Portfolio

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Debt - 44.1%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Notes
4/15/22	0.36 to 0.38%	$410,960	$412,553
U.S. Treasury Obligations - 42.4%
U.S. Treasury Bills
5/5/22 to 1/26/23	0.07 to 0.87	3,452,033	3,448,776
U.S. Treasury Notes
4/15/22 to 1/31/24	0.05 to 0.72 (b)	6,726,375	6,736,434
			10,185,210
TOTAL U.S. TREASURY DEBT
(Cost $10,597,763)			10,597,763

U.S. Treasury Repurchase Agreement - 55.7%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.3% dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations ) #	$580,675	$580,670
0.3% dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations) #	779,694	779,687
With:
ABN AMRO Bank NV at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $31,620,282, 0.13% - 2.88%, 5/31/22 - 8/15/45)	31,000	31,000
Barclays Bank PLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $26,520,239, 2.00%, 5/31/24)	26,000	26,000
BNP Paribas, SA at:
0.13%, dated 2/1/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $61,213,118, 0.00% - 4.75%, 4/21/22 - 2/15/51)	60,013	60,000
0.16%, dated:
2/3/22 due 4/4/22 (Collateralized by U.S. Treasury Obligations valued at $63,256,048, 0.00% - 5.25%, 4/21/22 - 8/15/51)	62,017	62,000
2/4/22 due 4/5/22 (Collateralized by U.S. Treasury Obligations valued at $102,031,264, 0.00% - 6.75%, 4/21/22 - 5/15/51)	100,027	100,000
0.3%, dated 3/7/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $108,142,535, 0.00% - 7.63%, 6/21/22 - 2/15/51)	106,052	106,000
0.31%, dated 3/9/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $94,878,830, 0.00% - 4.75%, 4/21/22 - 11/15/40)	93,049	93,000
0.32%, dated 3/16/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $128,671,842, 0.00% - 6.75%, 4/21/22 - 8/15/51)	126,049	126,000
0.33%, dated 3/10/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $104,060,982, 0.00% - 6.38%, 4/21/22 - 2/15/38)	102,057	102,000
0.36%, dated 3/14/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $108,191,168, 0.00% - 6.38%, 4/21/22 - 2/15/51)	106,064	106,000
0.4%, dated 3/15/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $64,272,213, 0.59% - 4.38%, 10/31/23 - 11/15/50)	63,043	63,000
CIBC Bank U.S.A. at:
0.16%, dated 1/14/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $18,369,842, 0.75% - 3.00%, 1/31/28 - 2/15/51)	18,008	18,000
0.26%, dated 1/18/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $18,447,065, 0.25% - 3.13%, 2/15/23 - 5/15/51)	18,019	18,000
0.31%, dated 3/10/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $26,527,971, 0.75% - 3.00%, 1/31/28 - 5/15/51)	26,013	26,000
0.36%, dated 1/18/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $18,379,679, 0.25% - 3.00%, 2/15/23 - 5/15/51)	18,034	18,000
Citigroup Global Capital Markets, Inc. at 0.31%, dated 3/17/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $53,046,935, 0.00% - 4.38%, 6/7/22 - 2/15/38)	52,014	52,000
DNB Bank ASA at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $19,380,206, 1.13% - 1.63%, 3/31/23 - 5/15/31)	19,000	19,000
Federal Reserve Bank of New York at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $10,000,083,345, 0.13% - 2.88%, 9/30/22 - 8/15/45)	10,000,083	10,000,000
FICC ACAFB Repo Program at 0.31%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $8,173,078, 1.13%, 9/30/28)	8,000	8,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $70,379,520, 2.75%, 7/31/23)	69,001	69,000
Goldman Sachs & Co. at 0.31%, dated 3/31/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $103,020,932, 1.75%, 3/15/25)	101,006	101,000
ING Financial Markets LLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $17,340,180, 0.13% - 2.88%, 7/31/22 - 8/15/51)	17,000	17,000
Lloyds Bank Corp. Markets PLC at:
0.17%, dated:
2/3/22 due 4/4/22 (Collateralized by U.S. Treasury Obligations valued at $18,363,201, 0.50% - 2.38%, 1/31/23 - 5/15/41)	18,005	18,000
2/4/22 due 4/6/22 (Collateralized by U.S. Treasury Obligations valued at $18,382,040, 0.50% - 2.25%, 8/31/23 - 5/15/41)	18,005	18,000
0.21%, dated 1/27/22 due 4/27/22 (Collateralized by U.S. Treasury Obligations valued at $18,379,806, 0.25% - 2.25%, 6/15/23 - 5/15/41)	18,009	18,000
0.33%, dated:
3/1/22 due 5/3/22 (Collateralized by U.S. Treasury Obligations valued at $18,362,031, 0.50% - 2.25%, 10/31/22 - 5/15/41)	18,010	18,000
3/2/22 due:
4/29/22 (Collateralized by U.S. Treasury Obligations valued at $18,378,764, 0.38% - 2.25%, 11/30/25 - 5/15/41)	18,010	18,000
5/5/22 (Collateralized by U.S. Treasury Obligations valued at $18,368,712, 0.13% - 2.25%, 5/15/23 - 5/15/41)	18,011	18,000
0.36%, dated 3/17/22 due 4/19/22 (Collateralized by U.S. Treasury Obligations valued at $8,194,820, 0.50% - 2.25%, 10/31/27 - 5/15/41)	8,003	8,000
Lloyds Bank PLC at:
0.33%, dated 3/31/22 due 4/29/22 (Collateralized by U.S. Treasury Obligations valued at $18,348,253, 1.75% - 6.00%, 5/15/22 - 2/15/26)	18,005	18,000
0.34%, dated 3/2/22 due 5/3/22 (Collateralized by U.S. Treasury Obligations valued at $9,207,741, 6.00%, 2/15/26)	9,005	9,000
0.35%, dated 3/18/22 due 5/5/22 (Collateralized by U.S. Treasury Obligations valued at $9,198,356, 2.75% - 6.00%, 2/28/25 - 2/15/26)	9,004	9,000
0.36%, dated 3/4/22 due 5/5/22 (Collateralized by U.S. Treasury Obligations valued at $18,378,968, 1.38% - 6.00%, 2/15/26 - 11/30/28)	18,011	18,000
0.47%, dated 3/8/22 due 6/8/22 (Collateralized by U.S. Treasury Obligations valued at $11,231,593, 0.25% - 6.00%, 3/15/24 - 2/15/26)	11,013	11,000
Mizuho Bank, Ltd. at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $61,154,623, 1.00%, 7/31/28)	60,001	60,000
MUFG Securities EMEA PLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $175,383,421, 0.75% - 3.13%, 12/31/23 - 11/15/28)	172,001	172,000
Natixis SA at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $17,347,011, 0.13%, 7/15/23)	17,000	17,000
Norinchukin Bank at:
0.15%, dated 1/11/22 due 4/11/22 (Collateralized by U.S. Treasury Obligations valued at $27,549,089, 1.50% - 6.75%, 6/30/25 - 5/15/27)	27,010	27,000
0.34%, dated 3/14/22 due 4/13/22 (Collateralized by U.S. Treasury Obligations valued at $35,705,789, 1.50% - 6.75%, 8/15/26 - 5/15/27)	35,010	35,000
0.35%, dated 3/17/22 due 4/19/22 (Collateralized by U.S. Treasury Obligations valued at $18,362,549, 1.50% - 2.25%, 8/15/26 - 2/15/27)	18,006	18,000
0.36%, dated:
3/18/22 due 4/21/22 (Collateralized by U.S. Treasury Obligations valued at $31,624,172, 1.50% - 2.38%, 8/16/26 - 5/15/27)	31,011	31,000
3/22/22 due 4/26/22 (Collateralized by U.S. Treasury Obligations valued at $25,502,309, 1.50% - 6.75%, 8/15/26 - 5/15/27)	25,009	25,000
3/23/22 due 4/28/22 (Collateralized by U.S. Treasury Obligations valued at $30,602,535, 1.50% - 2.25%, 8/15/26 - 2/15/27)	30,011	30,000
Prudential Insurance Co. of America at:
0.31%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $38,671,981, 1.50% - 2.13%, 5/15/25 - 2/15/30)	37,924	37,924
0.35%, dated 3/17/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $86,326,481, 2.50% - 5.50%, 8/15/23 - 2/15/36)	84,643	84,617
RBC Dominion Securities at 0.31%, dated 3/17/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $36,725,056, 0.38% - 6.00%, 2/15/24 - 8/15/49)	36,015	36,000
Royal Bank of Canada at:
0.3%, dated 3/30/22 due 4/6/22 (Collateralized by U.S. Treasury Obligations valued at $11,220,449, 1.25% - 2.75%, 6/30/28 - 5/15/51)	11,001	11,000
0.31%, dated 3/17/22 due 4/7/22
(Collateralized by U.S. Treasury Obligations valued at $9,181,503, 0.13% - 2.75%, 5/15/22 - 5/15/51)	9,004	9,000
(Collateralized by U.S. Treasury Obligations valued at $9,182,490, 0.13% - 2.75%, 8/15/23 - 5/15/51)	9,004	9,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $13,364,898)		13,364,898
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $23,962,661)		23,962,661
NET OTHER ASSETS (LIABILITIES) - 0.2%		57,131
NET ASSETS - 100%		$24,019,792

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$580,670,000 due 4/01/22 at 0.30%
Credit Agricole CIB New York Branch	$15,456
ING Financial Markets LLC	6,232
Mitsubishi UFJ Securities Hldgs Ltd	23,371
RBC Dominion Securities, Inc.	375,132
Sumitomo Mitsu Banking Corp. NY	160,479
$580,670
$779,687,000 due 4/01/22 at 0.30%
BofA Securities Inc	$11,731
Credit Agricole CIB New York Branch	17,022
Credit Suisse Ag NY	8,218
ING Financial Markets LLC	6,864
JP Morgan Securities LLC	28,847
Mitsubishi UFJ Securities Hldgs Ltd	25,738
Nomura Securities International	640,464
Sumitomo Mitsu Banking Corp. NY	40,803
$779,687

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2022
Assets
Investment in securities, at value (including repurchase agreements of $13,364,898) — See accompanying schedule: Unaffiliated issuers (cost $23,962,661)		$23,962,661
Receivable for investments sold		48,994
Receivable for fund shares sold		45,221
Interest receivable		11,735
Prepaid expenses		15
Receivable from investment adviser for expense reductions		555
Other receivables		389
Total assets		24,069,570
Liabilities
Payable for investments purchased	$28,996
Payable for fund shares redeemed	15,929
Distributions payable	615
Accrued management fee	2,823
Distribution and service plan fees payable	116
Other affiliated payables	870
Other payables and accrued expenses	429
Total liabilities		49,778
Net Assets		$24,019,792
Net Assets consist of:
Paid in capital		$24,020,171
Total accumulated earnings (loss)		(379)
Net Assets		$24,019,792
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($9,401,930 ÷ 9,398,414 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($410,771 ÷ 410,489 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,611,756 ÷ 2,611,494 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($1,146,144 ÷ 1,145,800 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($254,112 ÷ 254,050 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($10,195,079 ÷ 10,195,343 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2022
Investment Income
Interest		$25,098
Expenses
Management fee	$38,111
Transfer agent fees	12,392
Distribution and service plan fees	12,393
Accounting fees and expenses	1,473
Custodian fees and expenses	160
Independent trustees' fees and expenses	84
Registration fees	156
Audit	48
Legal	20
Miscellaneous	91
Total expenses before reductions	64,928
Expense reductions	(43,909)
Total expenses after reductions		21,019
Net investment income (loss)		4,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(124)
Total net realized gain (loss)		(124)
Net increase in net assets resulting from operations		$3,955

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,079	$21,012
Net realized gain (loss)	(124)	144
Net increase in net assets resulting from operations	3,955	21,156
Distributions to shareholders	(4,495)	(21,511)
Share transactions - net increase (decrease)	(3,072,354)	(9,686,025)
Total increase (decrease) in net assets	(3,072,894)	(9,686,380)
Net Assets
Beginning of period	27,092,686	36,779,066
End of period	$24,019,792	$27,092,686

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Treasury Portfolio Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.018	.019	.009
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.018	.019	.009
Distributions from net investment income	–B	–B	(.018)	(.019)	(.009)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.02%	.05%	1.82%	1.96%	.95%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.08%	.15%	.18%	.18%	.18%
Expenses net of all reductions	.08%	.15%	.18%	.18%	.18%
Net investment income (loss)	.01%	.06%	1.77%	1.96%	.96%
Supplemental Data
Net assets, end of period (in millions)	$9,402	$10,411	$12,043	$9,862	$8,244

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class II

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.017	.018	.008
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.017	.018	.008
Distributions from net investment income	–B	–B	(.017)	(.018)	(.008)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.017)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.01%	1.67%	1.81%	.80%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.08%	.19%	.33%	.33%	.33%
Expenses net of all reductions	.08%	.19%	.33%	.33%	.33%
Net investment income (loss)	.01%	.02%	1.62%	1.81%	.81%
Supplemental Data
Net assets, end of period (in millions)	$411	$648	$884	$659	$116

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class III

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.016	.017	.007
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.016	.017	.007
Distributions from net investment income	–B	–B	(.016)	(.017)	(.007)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.016)	(.017)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.01%	1.56%	1.71%	.70%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.08%	.19%	.43%	.43%	.43%
Expenses net of all reductions	.08%	.19%	.43%	.43%	.43%
Net investment income (loss)	.01%	.02%	1.52%	1.71%	.71%
Supplemental Data
Net assets, end of period (in millions)	$2,612	$2,309	$2,469	$2,448	$2,803

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Class IV

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.013	.014	.004
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.013	.014	.004
Distributions from net investment income	–B	–B	(.013)	(.014)	(.004)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.013)	(.014)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.01%	1.32%	1.46%	.45%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.08%	.19%	.67%	.68%	.68%
Expenses net of all reductions	.08%	.19%	.67%	.68%	.68%
Net investment income (loss)	.01%	.02%	1.28%	1.46%	.46%
Supplemental Data
Net assets, end of period (in millions)	$1,146	$988	$1,033	$1,217	$926

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Select Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.018	.019	.009
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.018	.019	.009
Distributions from net investment income	–B	–B	(.018)	(.019)	(.009)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.03%	1.77%	1.91%	.90%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.08%	.17%	.23%	.23%	.23%
Expenses net of all reductions	.08%	.17%	.23%	.23%	.23%
Net investment income (loss)	.01%	.03%	1.72%	1.91%	.91%
Supplemental Data
Net assets, end of period (in millions)	$254	$198	$424	$239	$377

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio Institutional Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.018	.020	.010
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.018	.020	.010
Distributions from net investment income	–B	(.001)	(.018)	(.020)	(.010)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	(.001)	(.018)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.02%	.07%	1.86%	2.00%	.99%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.07%	.13%	.14%	.14%	.14%
Expenses net of all reductions	.07%	.13%	.14%	.14%	.14%
Net investment income (loss)	.02%	.07%	1.81%	2.00%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$10,195	$12,539	$19,926	$10,505	$11,044

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2022

Days	% of fund's investments 3/31/22
1 - 7	70.2
8 - 30	5.8
31 - 60	5.6
61 - 90	5.0
91 - 180	10.5
> 180	2.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
U.S. Treasury Debt	30.2%
U.S. Government Agency Debt	9.6%
Repurchase Agreements	60.2%
Variable Rate Demand Notes (VRDNs)	0.2%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/22
Class I	0.12%
Class II	0.01%
Class III	0.01%
Select Class	0.07%
Institutional Class	0.16%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2022, the most recent period shown in the table, would have been 0.10% for Class I, (0.05)% for Class II, (0.14)% for Class III, 0.05% for Select Class and 0.13% for Institutional Class.

Government Portfolio

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

U.S. Treasury Debt - 30.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Notes
4/15/22	0.36 to 0.38%	$2,126,122	$2,134,365
U.S. Treasury Obligations - 28.5%
U.S. Treasury Bills
5/5/22 to 1/26/23	0.07 to 0.87	17,190,697	17,172,106
U.S. Treasury Bonds
8/15/22	0.09	28,000	28,747
U.S. Treasury Notes
4/15/22 to 10/31/23	0.05 to 0.68 (b)	19,202,327	19,248,910
			36,449,763
TOTAL U.S. TREASURY DEBT
(Cost $38,584,128)			38,584,128

Variable Rate Demand Note - 0.2%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.37% 4/7/22, LOC Freddie Mac, VRDN
4/7/22	0.37 (b)(c)	8,600	8,600
New York - 0.2%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.48% 4/7/22, LOC Freddie Mac, VRDN
4/7/22	0.48 (b)(c)	26,600	26,600
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.48% 4/7/22, LOC Freddie Mac, VRDN
4/7/22	0.48 (b)(c)	13,300	13,300
FHLMC New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2000 A, 0.48% 4/7/22, LOC Freddie Mac, VRDN
4/7/22	0.48 (b)(c)	20,800	20,800
FHLMC New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, 0.48% 4/7/22, LOC Freddie Mac, VRDN
4/7/22	0.48 (b)(c)	14,500	14,500
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.48% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.48 (b)(c)	10,300	10,300
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Westport Dev. Proj.) Series 2004 A, 0.42% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.42 (b)(c)	20,000	20,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.48% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.48 (b)(c)	12,700	12,700
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.52% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.52 (b)(c)	65,700	65,700
FNMA New York Hsg. Fin. Agcy. Rev. (Taconic West 17th St. Proj.) Series 2009 A, 0.5% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.50 (b)	12,500	12,500
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.48% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.48 (b)(c)	8,900	8,900
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.37% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.37 (b)(c)	5,800	5,800
FNMA New York Hsg. Fin. Agcy. Rev. (Worth Street Hsg. Proj.) Series A, 0.48% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.48 (b)(c)	30,200	30,200
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.48% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.48 (b)(c)	7,900	7,900
FNMA New York Hsg. Fin. Agcy. Rev. Series 2004 A, 0.52% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.52 (b)(c)	15,600	15,600
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.52% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.52 (b)(c)	11,340	11,340
			276,140
Virginia - 0.0%
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series 2011 A, 0.53% 4/7/22, LOC Freddie Mac, VRDN
4/7/22	0.53 (b)(c)	17,150	17,150
Washington - 0.0%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Pinehurst Apts. Proj.) Series A, 0.37% 4/7/22, LOC Fannie Mae, VRDN
4/7/22	0.37 (b)(c)	12,000	12,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $313,890)			313,890

U.S. Government Agency Debt - 9.6%
Federal Agencies - 9.6%
Fannie Mae
4/12/22 to 7/29/22	0.07 to 0.59 (b)	3,356,400	3,356,410
Federal Farm Credit Bank
4/27/22 to 3/7/23	0.07 to 0.90 (b)	422,400	422,519
Federal Home Loan Bank
4/13/22 to 9/1/23	0.05 to 0.60 (b)	7,389,049	7,387,495
Federal Home Loan Bank
3/30/23	1.02 (d)	205,000	205,000
Freddie Mac
4/21/22 to 8/18/22	0.07 to 0.39 (b)	943,334	943,331
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $12,314,755)			12,314,755

U.S. Government Agency Repurchase Agreement - 9.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.3% dated 3/31/22 due 4/1/22 (Collateralized by U.S. Government Obligations) #	$4,935,913	$4,935,871
0.3% dated 3/31/22 due 4/1/22 (Collateralized by U.S. Government Obligations) #	1,758,053	1,758,038
With:
ABN AMRO Bank NV at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Government Obligations valued at $278,462,321, 2.00% - 4.50%, 10/1/28 - 2/1/52)	273,002	273,000
BMO Harris Bank NA at 0.32%, dated 3/17/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $73,449,639, 2.00% - 4.30%, 8/15/23 - 2/20/72)	72,031	72,000
CIBC Bank U.S.A. at:
0.14%, dated 1/14/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $90,807,190, 0.00% - 6.50%, 11/30/23 - 1/1/59)	89,031	89,000
0.26%, dated 2/2/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $46,942,770, 0.00% - 6.00%, 9/30/24 - 4/1/52)	46,033	46,000
0.29%, dated 2/2/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $36,737,157, 2.00% - 6.00%, 5/1/33 - 3/1/52)	36,032	36,000
0.31%, dated 3/22/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $72,426,311, 0.00% - 4.00%, 11/15/30 - 3/1/52)	71,019	71,000
0.35%, dated 1/25/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $31,640,290, 1.97% - 5.50%, 9/1/30 - 3/1/52)	31,049	31,000
0.38%, dated 1/25/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $10,207,106, 2.50% - 5.50%, 8/1/23 - 3/1/52)	10,018	10,000
0.4%, dated 3/17/22 due 5/5/22 (Collateralized by U.S. Government Obligations valued at $43,694,908, 0.00% - 11.35%, 10/15/23 - 4/1/52)	42,023	42,000
Citibank NA at 0.31%, dated 3/29/22 due 4/5/22
(Collateralized by U.S. Treasury Obligations valued at $311,108,122, 0.00% - 3.50%, 4/7/22 - 3/20/52)	305,018	305,000
(Collateralized by U.S. Treasury Obligations valued at $52,021,394, 0.00% - 6.63%, 7/5/22 - 5/15/50)	51,003	51,000
Citigroup Global Capital Markets, Inc. at 0.31%, dated 3/29/22 due 4/5/22 (Collateralized by U.S. Government Obligations valued at $207,065,383, 1.85% - 4.00%, 2/15/41 - 2/20/72)	203,012	203,000
Deutsche Bank AG, New York at 0.3%, dated 3/31/22 due:
4/1/22 (Collateralized by U.S. Government Obligations valued at $51,500,430, 3.35%, 6/15/24)	50,000	50,000
4/7/22 (Collateralized by U.S. Government Obligations valued at $105,060,876, 3.25% - 3.35%, 6/15/24 - 4/15/45)	102,006	102,000
Deutsche Bank Securities, Inc. at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Government Obligations valued at $156,561,305, 3.00%, 1/15/56)	152,001	152,000
Goldman Sachs & Co. at 0.31%, dated 3/29/22 due 4/5/22 (Collateralized by U.S. Government Obligations valued at $623,235,840, 2.00% - 6.00%, 12/20/24 - 4/15/57)	611,036	611,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.29%, dated:
3/8/22 due 5/9/22 (Collateralized by Mortgage Loan Obligations valued at $104,054,277, 2.00% - 4.50%, 1/1/29 - 3/1/52)(b)(e)(f)	102,051	102,000
3/15/22 due 5/16/22 (Collateralized by U.S. Government Obligations valued at $155,059,165, 1.92% - 5.00%, 1/1/24 - 3/1/52)(b)(e)(f)	152,076	152,000
3/16/22 due 5/16/22 (Collateralized by U.S. Government Obligations valued at $138,736,878, 1.81% - 6.00%, 1/1/24 - 4/1/52)(b)(e)(f)	136,067	136,000
3/18/22 due 5/16/22 (Collateralized by U.S. Government Obligations valued at $106,092,494, 1.70% - 5.00%, 9/27/23 - 3/1/52)(b)(e)(f)	104,049	104,000
RBC Dominion Securities at 0.31%, dated 3/17/22 due 4/7/22
(Collateralized by U.S. Treasury Obligations valued at $213,923,584, 0.00% - 5.50%, 11/1/38 - 3/20/52)	208,088	208,000
(Collateralized by U.S. Government Obligations valued at $159,141,934, 0.00% - 5.50%, 8/31/24 - 3/20/52)	156,066	156,000
RBC Financial Group at:
0.29%, dated 2/28/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $117,338,664, 2.00% - 5.80%, 3/1/25 - 7/1/56)(b)(e)(f)	115,068	115,000
0.33%, dated:
3/16/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $1,070,511,197, 1.51% - 7.61%, 4/1/24 - 8/1/59)	1,049,417	1,049,000
3/17/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $750,464,758, 0.60% - 7.61%, 9/25/27 - 2/1/57)	734,330	734,000
Societe Generale at 0.3%, dated 3/31/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $208,081,826, 0.13% - 3.00%, 4/15/22 - 2/28/29)	204,012	204,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.12%, dated 1/4/22 due 4/1/22 (Collateralized by U.S. Government Obligations valued at $37,885,684, 1.25% - 3.50%, 7/31/23 - 12/1/47)	37,011	37,000
0.16%, dated 1/14/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $67,370,279, 1.25% - 3.50%, 7/31/23 - 1/1/52)	66,026	66,000
0.22%, dated 2/1/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $69,420,983, 1.25% - 3.50%, 7/31/23 - 8/1/49)	68,037	68,000
0.52%, dated 2/18/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $99,815,570, 1.25% - 2.50%, 7/31/23 - 4/20/51)	97,874	97,750
0.55%, dated 3/23/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $44,033,150, 1.25% - 3.00%, 7/31/23 - 10/20/46)	43,056	43,000
0.75%, dated 4/1/22 due 4/7/22(g)	31,059	31,000
TD Securities (U.S.A.) at 0.31%, dated 3/31/22 due 4/7/22 (Collateralized by U.S. Government Obligations valued at $498,784,226, 1.50% - 8.00%, 1/1/23 - 3/1/52)	489,029	489,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $12,629,659)		12,629,659

U.S. Treasury Repurchase Agreement - 50.3%
With:
ABN AMRO Bank NV at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $169,321,503, 0.13% - 2.88%, 5/31/22 - 8/15/45)	166,001	166,000
Barclays Bank PLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $141,781,280, 0.38% - 3.13%, 4/15/24 - 11/15/28)	139,001	139,000
BNP Paribas, SA at:
0.13%, dated 2/1/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $311,161,543, 0.00% - 7.63%, 4/21/22 - 8/15/51)	304,065	304,000
0.16%, dated:
2/3/22 due 4/4/22 (Collateralized by U.S. Treasury Obligations valued at $334,644,791, 0.00% - 6.25%, 4/21/22 - 8/15/51)	328,087	328,000
2/4/22 due 4/5/22 (Collateralized by U.S. Treasury Obligations valued at $537,723,364, 0.00% - 6.75%, 4/21/22 - 8/15/51)	527,141	527,000
0.3%, dated 3/7/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $570,412,985, 0.13% - 6.38%, 10/31/22 - 2/15/51)	559,275	559,000
0.31%, dated 3/9/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $493,777,796, 0.00% - 6.38%, 4/21/22 - 2/15/51)	484,254	484,000
0.32%, dated 3/16/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $722,621,252, 0.00% - 7.63%, 4/12/22 - 8/15/51)	707,277	707,000
0.33%, dated 3/10/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $541,729,270, 0.00% - 5.50%, 4/21/22 - 2/15/51)	531,297	531,000
0.36%, dated 3/14/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $561,461,671, 0.00% - 6.75%, 4/21/22 - 8/15/51)	550,330	550,000
0.4%, dated 3/15/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $340,181,885, 0.00% - 6.75%, 6/30/22 - 8/15/46)	333,229	333,000
CIBC Bank U.S.A. at:
0.16%, dated 1/14/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $95,937,453, 0.13% - 3.88%, 12/31/22 - 2/15/51)	94,042	94,000
0.26%, dated 1/18/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $97,119,997, 0.13% - 3.00%, 12/31/22 - 11/15/46)	95,102	95,000
0.31%, dated 3/10/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $141,831,209, 0.75% - 3.00%, 2/15/25 - 5/15/51)	139,067	139,000
0.36%, dated 1/18/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $97,228,100, 0.13% - 3.13%, 2/15/23 - 11/15/49)	95,180	95,000
Citigroup Global Capital Markets, Inc. at 0.31%, dated 3/17/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $283,596,673, 0.00% - 1.88%, 7/26/22 - 2/15/41)	278,077	278,000
DNB Bank ASA at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $104,040,948, 1.13% - 2.88%, 3/31/23 - 5/15/31)	102,001	102,000
Federal Reserve Bank of New York at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $53,656,447,137, 0.13% - 2.88%, 9/30/22 - 8/15/45)	53,656,447	53,656,000
FICC ACAFB Repo Program at 0.31%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $42,908,661, 1.13%, 9/30/28)	42,000	42,000
Fixed Income Clearing Corp.- Morgan Stanley & CO LLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $378,441,962, 2.13% - 2.75%, 12/31/22 - 7/31/23)	371,003	371,000
Goldman Sachs & Co. at 0.31%, dated 3/31/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $557,944,780, 1.63%, 12/15/22)	547,032	547,000
ING Financial Markets LLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $93,891,957, 1.38% - 1.63%, 5/31/23 - 8/31/26)	92,001	92,000
Lloyds Bank Corp. Markets PLC at:
0.17%, dated:
2/3/22 due 4/4/22 (Collateralized by U.S. Treasury Obligations valued at $95,898,950, 0.50% - 2.38%, 1/31/23 - 5/15/41)	94,027	94,000
2/4/22 due 4/6/22 (Collateralized by U.S. Treasury Obligations valued at $95,900,891, 0.50% - 2.25%, 8/31/23 - 5/15/41)	94,027	94,000
0.21%, dated 1/27/22 due 4/27/22 (Collateralized by U.S. Treasury Obligations valued at $96,954,089, 0.25% - 2.25%, 6/15/23 - 5/15/41)	95,050	95,000
0.33%, dated:
3/1/22 due 5/3/22 (Collateralized by U.S. Treasury Obligations valued at $98,952,986, 0.50% - 2.25%, 10/31/22 - 5/15/41)	97,056	97,000
3/2/22 due:
4/29/22 (Collateralized by U.S. Treasury Obligations valued at $100,019,312, 0.50% - 2.25%, 6/30/26 - 5/15/41)	98,052	98,000
5/5/22 (Collateralized by U.S. Treasury Obligations valued at $99,970,739, 0.50% - 2.25%, 10/31/24 - 5/15/41)	98,057	98,000
0.36%, dated 3/17/22 due 4/19/22 (Collateralized by U.S. Treasury Obligations valued at $46,926,057, 0.50% - 2.25%, 10/31/27 - 5/15/41)	46,015	46,000
Lloyds Bank PLC at:
0.33%, dated 3/31/22 due 4/29/22 (Collateralized by U.S. Treasury Obligations valued at $94,801,657, 2.50% - 6.00%, 1/31/25 - 2/15/26)	93,025	93,000
0.34%, dated 3/2/22 due 5/3/22 (Collateralized by U.S. Treasury Obligations valued at $49,050,490, 6.00%, 2/15/26)	48,028	48,000
0.35%, dated 3/18/22 due 5/5/22 (Collateralized by U.S. Treasury Obligations valued at $47,932,814, 2.75% - 6.00%, 2/28/25 - 2/15/26)	47,022	47,000
0.36%, dated 3/4/22 due 5/5/22 (Collateralized by U.S. Treasury Obligations valued at $98,140,514, 1.38% - 6.00%, 2/15/26 - 11/30/28)	96,060	96,000
0.47%, dated 3/8/22 due 6/8/22 (Collateralized by U.S. Treasury Obligations valued at $57,121,311, 0.25% - 6.00%, 3/15/24 - 2/15/26)	56,067	56,000
Mizuho Bank, Ltd. at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $330,166,400, 1.63%, 5/15/31)	324,003	324,000
MUFG Securities EMEA PLC at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $945,630,516, 0.13% - 6.25%, 4/30/22 - 8/15/46)	927,008	927,000
Natixis SA at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $93,886,266, 0.13% - 3.13%, 3/15/23 - 8/15/51)	92,001	92,000
Norinchukin Bank at:
0.15%, dated 1/11/22 due 4/11/22 (Collateralized by U.S. Treasury Obligations valued at $144,887,752, 1.50% - 6.75%, 6/30/25 - 5/15/27)	142,053	142,000
0.34%, dated 3/14/22 due 4/13/22 (Collateralized by U.S. Treasury Obligations valued at $187,710,205, 1.50% - 2.38%, 8/15/26 - 5/15/27)	184,052	184,000
0.35%, dated 3/17/22 due 4/19/22 (Collateralized by U.S. Treasury Obligations valued at $96,913,267, 1.50% - 2.25%, 8/15/26 - 2/15/27)	95,030	95,000
0.36%, dated:
3/18/22 due 4/21/22 (Collateralized by U.S. Treasury Obligations valued at $171,382,376, 1.50% - 2.38%, 8/15/26 - 5/15/27)	168,057	168,000
3/22/22 due 4/26/22 (Collateralized by U.S. Treasury Obligations valued at $137,712,503, 1.50% - 6.75%, 6/30/25 - 5/15/27)	135,047	135,000
3/23/22 due 4/28/22 (Collateralized by U.S. Treasury Obligations valued at $162,193,078, 1.50% - 6.75%, 6/30/25 - 5/15/27)	159,057	159,000
Prudential Insurance Co. of America at:
0.31%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $182,710,616, 1.50% - 6.63%, 11/15/24 - 2/15/37)	179,186	179,184
0.35%, dated 3/17/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $343,643,627, 1.75% - 7.50%, 8/15/22 - 2/15/36)	337,054	336,949
RBC Dominion Securities at 0.31%, dated 3/17/22 due 4/7/22 (Collateralized by U.S. Treasury Obligations valued at $192,903,228, 0.13% - 5.00%, 6/30/22 - 5/15/45)	189,080	189,000
Royal Bank of Canada at:
0.3%, dated 3/30/22 due 4/6/22 (Collateralized by U.S. Treasury Obligations valued at $62,349,245, 1.25% - 2.88%, 4/30/23 - 5/15/51)	61,004	61,000
0.31%, dated 3/17/22 due 4/7/22
(Collateralized by U.S. Treasury Obligations valued at $48,209,653, 0.13% - 2.75%, 5/15/22 - 5/15/51)	47,020	47,000
(Collateralized by U.S. Treasury Obligations valued at $47,948,352, 0.13% - 2.75%, 3/31/23 - 5/15/51)	47,020	47,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $64,187,133)		64,187,133
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $128,029,565)		128,029,565
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(296,418)
NET ASSETS - 100%		$127,733,147

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) The maturity amount is based on the rate at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$4,935,871,000 due 4/01/22 at 0.30%
Bank Of America, N.A.	$658,308
BofA Securities Inc.	365,727
Citigroup Global Markets, Inc.	274,295
Credit Agricole CIB New York Branch	64,002
HSBC Securities (USA), Inc.	82,289
Mitsubishi UFJ Securities Hldgs Ltd	374,870
Mizuho Securities USA, Inc.	45,716
Nomura Securities International	254,180
RBC Dominion Securities, Inc.	643,490
Sumitomo Mitsu Banking Corp. NY	1,258,677
Sumitomo Mitsui Banking Corp.	914,317
$4,935,871
$1,758,038,000 due 4/01/22 at 0.30%
BofA Securities Inc.	$163,596
Credit Agricole CIB New York Branch	91,804
Credit Suisse Ag NY	44,325
ING Financial Markets LLC	37,017
JP Morgan Securities LLC	155,582
Mitsubishi UFJ Securities Hldgs Ltd	138,817
Nomura Securities International	95,404
RBC Dominion Securities, Inc.	811,429
Sumitomo Mitsu Banking Corp. NY	220,064
$1,758,038

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2022
Assets
Investment in securities, at value (including repurchase agreements of $76,816,792) — See accompanying schedule: Unaffiliated issuers (cost $128,029,565)		$128,029,565
Cash		1
Receivable for investments sold		338,068
Receivable for fund shares sold		435,218
Interest receivable		50,146
Prepaid expenses		64
Receivable from investment adviser for expense reductions		2,935
Other receivables		1,380
Total assets		128,857,377
Liabilities
Payable for investments purchased	$561,901
Payable for fund shares redeemed	539,990
Distributions payable	3,355
Accrued management fee	15,011
Distribution and service plan fees payable	45
Other affiliated payables	2,403
Other payables and accrued expenses	1,525
Total liabilities		1,124,230
Net Assets		$127,733,147
Net Assets consist of:
Paid in capital		$127,733,950
Total accumulated earnings (loss)		(803)
Net Assets		$127,733,147
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($30,836,096 ÷ 30,827,321 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($959,467 ÷ 958,960 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($3,764,164 ÷ 3,762,212 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($292,713 ÷ 292,670 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($91,880,707 ÷ 91,882,240 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2022
Investment Income
Interest		$118,270
Expenses
Management fee	$181,897
Transfer agent fees	50,599
Distribution and service plan fees	11,766
Accounting fees and expenses	3,428
Custodian fees and expenses	588
Independent trustees' fees and expenses	396
Registration fees	357
Audit	48
Legal	94
Miscellaneous	391
Total expenses before reductions	249,564
Expense reductions	(151,620)
Total expenses after reductions		97,944
Net investment income (loss)		20,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29
Total net realized gain (loss)		29
Net increase in net assets resulting from operations		$20,355

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,326	$100,141
Net realized gain (loss)	29	27
Net increase in net assets resulting from operations	20,355	100,168
Distributions to shareholders	(21,170)	(102,238)
Share transactions - net increase (decrease)	(3,545,947)	(41,288,542)
Total increase (decrease) in net assets	(3,546,762)	(41,290,612)
Net Assets
Beginning of period	131,279,909	172,570,521
End of period	$127,733,147	$131,279,909

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Government Portfolio Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.018	.020	.009
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.018	.020	.009
Distributions from net investment income	–B	–B	(.018)	(.020)	(.009)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.018)	(.020)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.02%	.04%	1.83%	1.97%	.95%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.20%	.20%	.21%	.21%	.20%
Expenses net of fee waivers, if any	.08%	.15%	.18%	.18%	.18%
Expenses net of all reductions	.08%	.15%	.18%	.18%	.18%
Net investment income (loss)	.01%	.05%	1.77%	1.96%	.95%
Supplemental Data
Net assets, end of period (in millions)	$30,836	$33,508	$45,360	$29,352	$31,829

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class II

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.017	.018	.008
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.017	.018	.008
Distributions from net investment income	–B	–B	(.017)	(.018)	(.008)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.017)	(.018)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.01%	1.68%	1.82%	.80%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.35%	.35%	.36%	.36%	.35%
Expenses net of fee waivers, if any	.08%	.17%	.33%	.33%	.33%
Expenses net of all reductions	.08%	.17%	.33%	.33%	.33%
Net investment income (loss)	.01%	.03%	1.62%	1.81%	.80%
Supplemental Data
Net assets, end of period (in millions)	$959	$1,366	$697	$836	$744

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Class III

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.016	.017	.007
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.016	.017	.007
Distributions from net investment income	–B	–B	(.016)	(.017)	(.007)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.016)	(.017)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.01%	1.57%	1.72%	.70%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.45%	.45%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.08%	.19%	.43%	.43%	.43%
Expenses net of all reductions	.08%	.19%	.43%	.43%	.43%
Net investment income (loss)	.01%	.02%	1.52%	1.71%	.70%
Supplemental Data
Net assets, end of period (in millions)	$3,764	$3,234	$3,704	$3,397	$3,351

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Select Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.018	.019	.009
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.018	.019	.009
Distributions from net investment income	–B	–B	(.018)	(.019)	(.009)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	–B	(.018)	(.019)	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.03%	1.78%	1.92%	.90%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.25%	.25%	.26%	.25%	.26%
Expenses net of fee waivers, if any	.08%	.17%	.23%	.23%	.23%
Expenses net of all reductions	.08%	.17%	.23%	.23%	.23%
Net investment income (loss)	.02%	.03%	1.72%	1.91%	.90%
Supplemental Data
Net assets, end of period (in millions)	$293	$367	$498	$335	$450

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio Institutional Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.019	.020	.010
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.019	.020	.010
Distributions from net investment income	–B	(.001)	(.019)	(.020)	(.010)
Distributions from net realized gain	–B	–	–	–	–
Total distributions	–B	(.001)	(.019)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.02%	.07%	1.87%	2.01%	.99%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.17%	.17%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.07%	.13%	.14%	.14%	.14%
Expenses net of all reductions	.07%	.13%	.14%	.14%	.14%
Net investment income (loss)	.02%	.07%	1.81%	2.00%	.99%
Supplemental Data
Net assets, end of period (in millions)	$91,881	$92,805	$122,312	$75,150	$64,695

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2022

Days	% of fund's investments 3/31/22
1 - 7	60.7
8 - 30	9.2
31 - 60	17.1
61 - 90	11.6
91 - 180	1.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Certificates of Deposit	11.0%
Commercial Paper	37.5%
Non-Negotiable Time Deposit	11.2%
Other Instruments	1.3%
Repurchase Agreements	39.7%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

3/31/22
Class I	0.23%
Class II	0.08%
Class III	0.01%
Select Class	0.18%
Institutional Class	0.27%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2022, the most recent period shown in the table, would have been 0.21% for Class I, 0.06% for Class II, (0.04)% for Class III, 0.16% for Select Class and 0.23% for Institutional Class.

Money Market Portfolio

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Certificate of Deposit - 11.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 11.0%
Barclays Bank PLC
6/15/22 to 6/21/22	1.09 to 1.13%	$1,406,000	$1,406,000
Canadian Imperial Bank of Commerce
5/23/22	0.18	395,500	395,500
Credit Agricole CIB
6/23/22	0.97	508,000	508,000
Landesbank Hessen-Thuringen
5/4/22	0.55	210,000	210,000
Mitsubishi UFJ Trust & Banking Corp.
6/23/22 to 6/24/22	0.45 (b)(c)	204,000	204,000
Sumitomo Mitsui Banking Corp.
4/4/22	0.28	255,000	255,000
Svenska Handelsbanken, Inc.
5/2/22 to 5/27/22	0.17 to 0.20	755,000	755,000
Toronto-Dominion Bank
4/18/22 to 7/15/22	0.17 to 0.21	547,500	547,500
TOTAL CERTIFICATE OF DEPOSIT
(Cost $4,281,000)			4,281,000

Financial Company Commercial Paper - 36.2%
Bank of Montreal
4/4/22 to 8/9/22	0.16 to 0.44 (b)	1,684,500	1,684,428
Bank of Nova Scotia
5/27/22 to 6/15/22	0.28 to 0.34	1,504,000	1,503,195
Bayerische Landesbank
5/3/22 to 5/5/22	0.65	756,000	755,550
BofA Securities, Inc.
4/13/22 to 5/9/22	0.16 to 0.18	403,000	402,957
BPCE SA
5/2/22 to 5/5/22	0.35	765,000	764,758
Caisse d'Amort de la Dette Sociale
4/14/22	0.17 (d)	272,000	271,983
Canadian Imperial Bank of Commerce
5/23/22 to 8/19/22	0.18 to 0.44 (b)	922,000	921,862
Landesbank Baden-Wurttemberg
4/1/22	0.35	1,016,000	1,016,000
Mitsubishi UFJ Trust & Banking Corp.
4/1/22 to 4/29/22	0.26 to 0.30	661,000	660,929
Mizuho Bank Ltd. Singapore Branch
4/12/22	0.26	509,000	508,960
Natexis Banques Populaires New York Branch
6/21/22	0.97	138,000	137,699
National Bank of Canada
4/13/22 to 8/30/22	0.17 to 0.44 (b)	1,033,800	1,033,767
Royal Bank of Canada
4/8/22 to 8/22/22	0.17 to 0.45 (b)	811,000	810,974
Sumitomo Mitsui Banking Corp.
4/6/22	0.28	204,000	203,992
Sumitomo Mitsui Trust Bank Ltd.
4/1/22 to 6/30/22	0.26 to 1.07	740,500	740,314
The Toronto-Dominion Bank
4/1/22 to 7/15/22	0.17 to 0.21	850,000	849,939
Toyota Motor Credit Corp.
8/9/22	0.45 (b)(c)	116,000	116,000
UBS AG London Branch
5/18/22 to 6/15/22	0.30 to 0.35	1,734,000	1,733,048
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $14,116,355)			14,116,355

Asset Backed Commercial Paper - 1.0%
Atlantic Asset Securitization LLC
6/22/22	0.43 (b)(c)	51,000	51,000
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

6/10/22	0.95	72,000	71,867
6/9/22	0.95	100,000	99,818
Sheffield Receivables Corp. (Liquidity Facility Barclays Bank PLC)

6/22/22	1.01	51,000	50,883
6/22/22	1.01	100,000	99,770
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $373,338)			373,338

Non-Financial Company Commercial Paper - 0.3%
UnitedHealth Group, Inc.
4/4/22
(Cost $103,997)	0.38	104,000	103,997

Non-Negotiable Time Deposit - 11.2%
Time Deposits - 11.2%
Barclays Bank PLC
4/1/22	0.39	558,700	558,700
Bayerische Landesbank
4/1/22	0.33	432,000	432,000
BNP Paribas SA
4/1/22	0.31	118,219	118,219
Landesbank Hessen-Thuringen London Branch
4/1/22 to 4/7/22	0.37	1,625,000	1,625,000
Mizuho Bank Ltd. Canada Branch
4/1/22 to 4/5/22	0.33 to 0.36	1,360,000	1,360,000
The Toronto-Dominion Bank
4/1/22	0.33	253,000	253,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,346,919)			4,346,919

Other Instrument - 1.3%
Corporate Bonds - 1.3%
MUFG Bank Ltd.
6/7/22
(Cost $507,000)	0.72 (b)(c)	507,000	507,000

U.S. Government Agency Repurchase Agreement - 3.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.31% dated 3/31/22 due 4/1/22 (Collateralized by U.S. Government Obligations) #
(Cost $1,287,210)	$1,287,221	$1,287,210

U.S. Treasury Repurchase Agreement - 27.4%
With:
Federal Reserve Bank of New York at 0.3%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $10,683,089,092, 0.13% - 2.88%, 11/30/22 - 5/15/50)	10,683,089	10,683,000
FICC ACAFB Repo Program at 0.31%, dated 3/31/22 due 4/1/22 (Collateralized by U.S. Treasury Obligations valued at $13,281,206, 1.13%, 9/30/28)	13,000	13,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $10,696,000)		10,696,000

Other Repurchase Agreement - 9.0%
Other Repurchase Agreement - 9.0%
With:
BMO Capital Markets Corp. at:
0.46%, dated 3/31/22 due 4/1/22 (Collateralized by Corporate Obligations valued at $113,401,567, 1.38% - 7.55%, 8/15/25 - 3/24/52)	108,001	108,000
0.52%, dated 3/31/22 due 4/1/22 (Collateralized by Corporate Obligations valued at $115,768,467, 3.30% - 10.50%, 8/15/25 - 3/1/30)	108,002	108,000
BMO Chicago Branch at 0.52%, dated 3/31/22 due 4/1/22 (Collateralized by Corporate Obligations valued at $42,952,070, 0.98% - 8.75%, 5/25/24 - 1/20/52)	41,001	41,000
BNP Paribas at 0.51%, dated 3/31/22 due 4/1/22
(Collateralized by Corporate Obligations valued at $165,902,494, 0.70% - 7.25%, 5/4/23 - 8/1/60)	158,002	158,000
(Collateralized by Corporate Obligations valued at $379,426,545, 0.00% - 8.20%, 4/14/22 - 4/1/62)	364,005	364,000
BNP Paribas Prime Brokerage, Inc. at:
0.62%, dated 3/31/22 due 4/1/22 (Collateralized by Equity Securities valued at $397,788,965)	368,006	368,000
0.9%, dated 3/9/22 due 5/5/22 (Collateralized by Corporate Obligations valued at $395,824,782, 0.00% - 7.00%, 10/1/22 - 3/15/49)(c)(e)(f)	367,560	367,000
BofA Securities, Inc. at:
0.88%, dated 1/19/22 due 7/5/22 (Collateralized by Corporate Obligations valued at $143,325,176, 0.00% - 1.75%, 2/1/24 - 12/15/26)	133,562	133,000
1.05%, dated 2/28/22 due 7/5/22 (Collateralized by Corporate Obligations valued at $141,612,055, 0.00% - 3.75%, 3/15/23 - 3/1/28)	131,485	131,000
HSBC Securities, Inc. at 0.55%, dated 3/31/22 due 4/1/22 (Collateralized by Corporate Obligations valued at $40,896,919, 0.88% - 6.40%, 11/6/22 - 12/15/66)	39,001	39,000
ING Financial Markets LLC at 0.55%, dated 3/31/22 due 4/1/22
(Collateralized by Equity Securities valued at $28,080,485)	26,000	26,000
(Collateralized by Equity Securities valued at $57,240,912)	53,001	53,000
J.P. Morgan Securities, LLC at 0.77%, dated 3/9/22 due 5/5/22
(Collateralized by Equity Securities valued at $36,735,770)(c)(e)(f)	34,044	34,000
(Collateralized by Equity Securities valued at $600,737,882)(c)(e)(f)	556,725	556,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.55%, dated 3/31/22 due 4/1/22 (Collateralized by Equity Securities valued at $130,682,002)	121,002	121,000
0.58%, dated 3/30/22 due 4/6/22 (Collateralized by Equity Securities valued at $17,280,559)	16,002	16,000
0.84%, dated 3/31/22 due 4/1/22 (Collateralized by Corporate Obligations valued at $10,800,963, 0.00% - 0.13%, 5/1/25 - 1/15/26)	10,000	10,000
Mizuho Securities U.S.A., Inc. at 0.59%, dated 3/31/22 due 4/1/22 (Collateralized by Equity Securities valued at $102,601,689)	95,002	95,000
RBS Securities, Inc. at 0.57%, dated 3/31/22 due 4/1/22 (Collateralized by Corporate Obligations valued at $108,692,679, 0.38% - 7.63%, 11/15/22 - 11/15/41)	105,002	105,000
Wells Fargo Securities, LLC at:
0.75%, dated:
2/1/22 due 4/28/22 (Collateralized by Corporate Obligations valued at $165,053,192, 0.73% - 6.45%, 3/15/24 - 2/15/60)	157,281	157,000
2/3/22 due 5/4/22 (Collateralized by Corporate Obligations valued at $91,458,898, 0.42% - 6.80%, 5/5/22 - 12/15/66)	87,163	87,000
1.07%, dated 3/2/22 due 6/1/22 (Collateralized by Corporate Obligations valued at $304,771,714, 0.45% - 7.63%, 5/20/22 - 6/1/60)	290,784	290,000
1.48%, dated 3/10/22 due 6/10/22 (Collateralized by Corporate Obligations valued at $164,999,577, 0.52% - 5.75%, 3/8/23 - 9/30/61)	157,594	157,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $3,524,000)		3,524,000
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $39,235,819)		39,235,819
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(269,324)
NET ASSETS - 100%		$38,966,495

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,983,000 or 0.7% of net assets.

 (e) The maturity amount is based on the rate at period end.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,287,210,000 due 4/01/22 at 0.31%
BNY Mellon Capital Markets LLC	$153,829
Bank Of America, N.A.	201,119
BofA Securities Inc.	11,406
Citigroup Global Markets, Inc.	83,800
Credit Agricole CIB New York Branch	19,553
HSBC Securities (USA), Inc.	25,140
Mitsubishi UFJ Securities Hldgs Ltd	114,526
Mizuho Securities USA, Inc.	13,967
Sumitomo Mitsu Banking Corp. NY	384,538
Sumitomo Mitsui Banking Corp.	279,332
$1,287,210

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2022
Assets
Investment in securities, at value (including repurchase agreements of $15,507,210) — See accompanying schedule: Unaffiliated issuers (cost $39,235,819)		$39,235,819
Cash		3
Receivable for fund shares sold		96,628
Interest receivable		4,650
Prepaid expenses		23
Receivable from investment adviser for expense reductions		927
Other receivables		1,091
Total assets		39,339,141
Liabilities
Payable for fund shares redeemed	$364,947
Distributions payable	427
Accrued management fee	4,546
Distribution and service plan fees payable	7
Other affiliated payables	1,533
Other payables and accrued expenses	1,186
Total liabilities		372,646
Net Assets		$38,966,495
Net Assets consist of:
Paid in capital		$38,966,495
Net Assets		$38,966,495
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($16,745,267 ÷ 16,736,394 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($89,652 ÷ 89,612 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($8,783 ÷ 8,782 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($14,773 ÷ 14,767 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($22,108,020 ÷ 22,095,783 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2022
Investment Income
Interest (including $111 from affiliated interfund lending)		$76,433
Expenses
Management fee	$61,233
Transfer agent fees	18,730
Distribution and service plan fees	228
Accounting fees and expenses	1,790
Custodian fees and expenses	364
Independent trustees' fees and expenses	139
Registration fees	409
Audit	47
Legal	35
Miscellaneous	169
Total expenses before reductions	83,144
Expense reductions	(19,123)
Total expenses after reductions		64,021
Net investment income (loss)		12,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		281
Total net realized gain (loss)		281
Net increase in net assets resulting from operations		$12,693

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,412	$109,402
Net realized gain (loss)	281	15
Net increase in net assets resulting from operations	12,693	109,417
Distributions to shareholders	(12,407)	(109,397)
Share transactions - net increase (decrease)	(12,025,622)	(11,126,975)
Total increase (decrease) in net assets	(12,025,336)	(11,126,955)
Net Assets
Beginning of period	50,991,831	62,118,786
End of period	$38,966,495	$50,991,831

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.002	.020	.022	.013
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.002	.020	.022	.013
Distributions from net investment income	–B	(.002)	(.020)	(.022)	(.013)
Total distributions	–B	(.002)	(.020)	(.022)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.02%	.15%	2.01%	2.23%	1.29%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.16%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.16%	.18%	.18%	.18%	.18%
Net investment income (loss)	.02%	.16%	1.96%	2.25%	1.31%
Supplemental Data
Net assets, end of period (in millions)	$16,745	$21,937	$25,801	$22,140	$12,545

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class II

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.018	.021	.011
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.018	.021	.011
Distributions from net investment income	–B	(.001)	(.018)	(.021)	(.011)
Total distributions	–B	(.001)	(.018)	(.021)	(.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.09%	1.86%	2.08%	1.14%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.16%	.26%	.33%	.33%	.33%
Expenses net of all reductions	.16%	.26%	.33%	.33%	.33%
Net investment income (loss)	.01%	.08%	1.81%	2.10%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$90	$179	$394	$368	$68

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Class III

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.017	.020	.010
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.017	.020	.010
Distributions from net investment income	–B	(.001)	(.017)	(.020)	(.010)
Total distributions	–B	(.001)	(.017)	(.020)	(.010)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.06%	1.76%	1.98%	1.04%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.17%	.27%	.43%	.43%	.43%
Expenses net of all reductions	.17%	.27%	.43%	.43%	.43%
Net investment income (loss)	.01%	.07%	1.71%	2.00%	1.06%
Supplemental Data
Net assets, end of period (in millions)	$9	$13	$13	$33	$132

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Select Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.019	.022	.012
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.019	.022	.012
Distributions from net investment income	–B	(.001)	(.019)	(.022)	(.012)
Total distributions	–B	(.001)	(.019)	(.022)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.02%	.12%	1.96%	2.18%	1.24%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.16%	.21%	.23%	.23%	.23%
Expenses net of all reductions	.16%	.21%	.23%	.23%	.23%
Net investment income (loss)	.02%	.13%	1.91%	2.20%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$15	$26	$59	$33	$16

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio Institutional Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.002	.020	.022	.013
Net realized and unrealized gain (loss)	–B	–B	–B	.001	–B
Total from investment operations	–B	.002	.020	.023	.013
Distributions from net investment income	–B	(.002)	(.020)	(.023)	(.013)
Total distributions	–B	(.002)	(.020)	(.023)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.04%	.19%	2.05%	2.28%	1.33%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.04%	.20%	2.00%	2.29%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$22,108	$28,837	$35,852	$33,002	$15,913

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of March 31, 2022

Days	% of fund's investments 3/31/22
1 - 7	81.1
8 - 30	2.0
31 - 60	6.7
61 - 90	6.5
91 - 180	1.7
> 180	2.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Variable Rate Demand Notes (VRDNs)	16.5%
Tender Option Bond	54.5%
Other Municipal Security	19.7%
Investment Companies	8.4%
Net Other Assets (Liabilities)	0.9%

Current 7-Day Yields

3/31/22
Class I	0.33%
Class II	0.18%
Class III	0.08%
Select Class	0.28%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2022, the most recent period shown in the table, would have been 0.31% for Class I, 0.16% for Class II, 0.07% for Class III and 0.26% for Select Class.

Tax-Exempt Portfolio

Schedule of Investments March 31, 2022

Showing Percentage of Net Assets

Variable Rate Demand Note - 16.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 A, 0.38% 4/1/22, VRDN (a)	$23,850	$23,850
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 0.38% 4/1/22, VRDN (a)	5,700	5,700
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.53% 4/7/22, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 0.63% 4/7/22, VRDN (a)	17,050	17,050
Series 2009, 0.38% 4/1/22, VRDN (a)	12,230	12,230
		68,830
Alaska - 0.9%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.57% 4/7/22 (ConocoPhillips Co. Guaranteed), VRDN (a)	29,850	29,850
Series 1994 C, 0.59% 4/7/22 (ConocoPhillips Co. Guaranteed), VRDN (a)	12,000	12,000
		41,850
Arizona - 0.3%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.63% 4/7/22, VRDN (a)	13,900	13,900
Colorado - 0.1%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.62% 4/7/22, LOC Wells Fargo Bank NA, VRDN (a)	990	990
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.62% 4/7/22, LOC Wells Fargo Bank NA, VRDN (a)	3,625	3,625
		4,615
Connecticut - 0.9%
Connecticut Gen. Oblig. Series 2016 C, 0.53% 4/7/22 (Liquidity Facility Bank of America NA), VRDN (a)	39,720	39,720
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.57% 4/7/22, VRDN (a)	9,400	9,400
Series 1999 A, 0.56% 4/7/22, VRDN (a)	18,830	18,830
		28,230
Georgia - 1.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2018, 0.48% 4/1/22, VRDN (a)	10,325	10,325
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.56% 4/1/22, VRDN (a)	9,125	9,125
Effingham County Indl. Dev. Auth. Poll Cont. Series 2003, 0.57% 4/1/22, VRDN (a)	2,200	2,200
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.5% 4/1/22, VRDN (a)	33,500	33,500
		55,150
Illinois - 0.1%
Illinois Fin. Auth. Series 2021 E, 0.55% 4/7/22, VRDN (a)	4,200	4,200
Indiana - 1.1%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.55% 4/7/22 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	7,300	7,300
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.56% 4/7/22, LOC Rabobank Nederland New York Branch, VRDN (a)	10,000	10,000
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 A, 0.5% 4/7/22, LOC BMO Harris Bank NA, VRDN (a)	30,285	30,285
		47,585
Iowa - 1.1%
Iowa Fin. Auth. Econ. Dev. Rev.:
Series 2009 A, 0.56% 4/7/22, VRDN (a)	11,700	11,700
Series 2011 A, 0.56% 4/7/22, VRDN (a)	14,300	14,300
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.56% 4/7/22, VRDN (a)	13,800	13,800
Iowa Fin. Auth. Midwestern Disaster Area Rev. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.55% 4/7/22 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	6,165	6,165
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.52% 4/7/22, VRDN (a)	3,125	3,125
		49,090
Kansas - 1.1%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 0.65% 4/7/22, VRDN (a)	1,300	1,300
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.76% 4/7/22, VRDN (a)	7,300	7,300
Series 2007 B, 0.76% 4/7/22, VRDN (a)	11,000	11,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 0.65% 4/7/22, VRDN (a)	4,000	4,000
Series 1994, 0.65% 4/7/22, VRDN (a)	16,400	16,400
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.65% 4/7/22, VRDN (a)	2,300	2,300
(Western Resources, Inc. Proj.) Series 1994, 0.65% 4/7/22, VRDN (a)	5,200	5,200
		47,500
Louisiana - 1.8%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2009 A, 0.52% 4/7/22, VRDN (a)	27,575	27,575
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.65% 4/7/22, VRDN (a)	22,280	22,280
Series 2010 B1, 0.68% 4/7/22, VRDN (a)	28,700	28,700
		78,555
Michigan - 0.2%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B3, 0.52% 4/7/22 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,395	3,395
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.55% 4/7/22, LOC Bank of Nova Scotia, VRDN (a)	3,500	3,500
		6,895
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.51% 4/7/22, VRDN (a)	8,200	8,200
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey Series 1997 2, 0.56% 5/2/22, VRDN (a)(c)	7,300	7,300
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.56% 4/7/22, LOC Cr. Industriel et Commercial, VRDN (a)	13,040	13,040
Ohio - 0.8%
Franklin County Hosp. Facilities Rev. Series 2011 D, 0.55% 4/7/22, VRDN (a)	3,200	3,200
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.52% 4/7/22, LOC Citizens Bank NA, VRDN (a)	15,545	15,545
Ohio Spl. Oblig. Series 2016 B, 0.52% 4/7/22, VRDN (a)	17,700	17,700
		36,445
Pennsylvania - 1.9%
Allegheny County Hosp. Dev. Auth. Rev. Series 2016 A, 0.59% 4/7/22, LOC Truist Bank, VRDN (a)	2,800	2,800
Beaver County Indl. Dev. Auth. Series 2018 A, 0.59% 4/7/22, LOC Truist Bank, VRDN (a)	600	600
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2020 A, 0.5% 4/7/22, LOC TD Banknorth, NA, VRDN (a)	22,100	22,100
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) Series 2007, 0.56% 4/7/22, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 B, 0.52% 4/7/22, LOC Bank of America NA, VRDN (a)	37,195	37,195
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Series 2009 B, 0.68% 4/7/22, LOC MUFG Bank Ltd., VRDN (a)	6,800	6,800
Series 2009 C, 0.68% 4/7/22, LOC MUFG Bank Ltd., VRDN (a)	15,300	15,300
		85,300
Texas - 0.7%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 0.5% 4/7/22, VRDN (a)	7,700	7,700
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.56% 4/7/22 (Total SA Guaranteed), VRDN (a)	700	700
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.55% 4/7/22 (Total SA Guaranteed), VRDN (a)	16,400	16,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.56% 4/7/22 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.56% 4/7/22 (Total SA Guaranteed), VRDN (a)	4,100	4,100
		33,100
Utah - 1.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.57% 4/7/22, VRDN (a)	52,500	52,500
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1994, 0.56% 4/7/22, VRDN (a)	4,800	4,800
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.56% 4/7/22, VRDN (a)	11,000	11,000
		15,800
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $737,805)		737,805

Tender Option Bond - 54.5%
Alabama - 0.4%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	11,515	11,515
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,960	5,960
Huntsville Health Care Auth. Participating VRDN Series XG 03 01, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,000	2,000
		19,475
Arizona - 1.0%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series 20 XF 09 90, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	8,745	8,745
Lake Havasu City Ariz Participating VRDN Series Floaters G 103, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,750	4,750
Maricopa County Rev. Participating VRDN:
Series Floaters YX 10 32, 0.54% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,835	4,835
Series ZM 06 51, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,000	4,000
Mesa Util. Sys. Rev. Participating VRDN:
Series Floaters XL 00 71, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,000	7,000
Series Solar 17 0026, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,150	1,150
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	14,420	14,420
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,200	1,200
		46,100
California - 3.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,400	4,400
California Gen. Oblig. Participating VRDN Series Floaters ZF 27 10, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,490	5,490
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,590	2,590
Series DBE 80 11, 0.65% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	49,945	49,945
Series Floaters XF 24 67, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	16,500	16,500
Series Floaters XG 01 44, 0.54% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	10,000	10,000
Series Floaters ZF 26 33, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,345	7,345
California State Univ. Rev. Participating VRDN Series Floaters ZF 26 60, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	17,625	17,625
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series MS 3345, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	6,460	6,460
Series ZL 02 14, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,000	9,000
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,338	4,338
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	13,600	13,600
San Diego Unified School District Participating VRDN Series Floaters ZF 27 09, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,500	2,500
Univ. of California Revs. Participating VRDN:
Series Floaters ZF 26 70, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	11,200	11,200
Series XF 09 21, 0.54% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,220	2,220
		163,213
Colorado - 3.2%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	10,000	10,000
Boulder, Larimer & Weld Counties St. Vrain Valley School District # RE-1J Participating VRDN Series Floaters G 57, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,900	1,900
Cherry Creek School District No. 5 Gen. Oblig. Participating VRDN Series Solar 17 3, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,265	7,265
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,045	6,045
Series XF 28 49, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,935	3,935
Series XG 02 51, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,450	6,450
Series XM 08 29, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,400	4,400
Series XM 08 41, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	12,840	12,840
Series ZF 08 09, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,550	2,550
Series ZF 08 10, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,370	3,370
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 10 25, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,205	5,205
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	35,025	35,025
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,500	7,500
Craig Hosp. Participating VRDN Series XG 00 68, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,705	1,705
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 2022 XF 12 85, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,900	10,900
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series Floaters XM 06 71, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,335	3,335
Series Putters 15 XM0007, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,900	6,900
Series Solar 0065, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,605	4,605
Weld County School District No. 4 Participating VRDN Series RBC G 58, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,800	2,800
		142,725
Connecticut - 1.6%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,560	5,560
Series Floaters 016, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,400	1,400
Series Floaters G3, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,800	2,800
Series Floaters G66, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,300	2,300
Series Floaters XL 00 66, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,040	5,040
Series Floaters YX 10 95, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,925	8,925
Series XM 07 62, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,480	6,480
Series XM 08 57, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,200	6,200
Series XM 08 58, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,300	5,300
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters XM 04 49, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,540	3,540
Connecticut Hsg. Fin. Auth. Participating VRDN Series Floaters ZF 06 54, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,750	3,750
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,800	1,800
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.69%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	5,200	5,200
Participating VRDN:
Series ROC II R 14073, 0.57% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	4,900	4,900
Series XM 08 67, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,540	5,540
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 39, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,400	1,400
		70,135
District Of Columbia - 1.9%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	8,400	8,400
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,985	2,985
Series Floaters XF 05 47, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,665	4,665
Series MS 4301, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,250	9,250
Series Solar 0035, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	515	515
Series XF 27 59, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,600	9,600
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 37, 0.54% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	12,955	12,955
Series XF 28 48, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,000	4,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	16,895	16,895
Series XF 09 19, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,355	1,355
Series XF 09 76, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,000	5,000
Series XG 02 67, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	10,010	10,010
		85,630
Florida - 2.5%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,900	4,900
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN:
Series XG 02 75, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	20,150	20,150
Series XG 02 81, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,140	2,140
Series ZF 09 31, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,605	1,605
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series 2021 XL 01 91, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,000	10,000
Florida Gen. Oblig. Participating VRDN:
Series Floaters XF 06 80, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,300	2,300
Series Solar 042, 0.54% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	10,000	10,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,840	5,840
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series Floaters XG 02 34, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	770	770
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters XG 02 52, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,500	3,500
Series XG 00 99, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	1,300	1,300
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,500	3,500
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,245	4,245
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.57% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,690	3,690
Pittsburg WTSW Participating VRDN Series XM 00 06, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,480	7,480
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,000	2,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series XF 25 23, 0.57% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,190	7,190
Series XM 08 68, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	830	830
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,800	4,800
Series Floaters XF 25 52, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	10,400	10,400
		109,215
Georgia - 2.8%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 05, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,200	3,200
Series Floaters XF 26 49, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,000	4,000
Brookhaven Dev. Auth. Rev. Participating VRDN:
Series XG 02 44, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	695	695
Series XM 07 51, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,500	1,500
Series XX 11 22, 0.54% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,750	3,750
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 0.56% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.59% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	900	900
Fayette County Hosp. Auth. Rev. Participating VRDN:
Series Floaters XF 06 44, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,300	2,300
Series XM 08 92, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,685	2,685
Gainesville & Hall County Hosp. Auth. Rev. Participating VRDN Series XG 02 85, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	12,900	12,900
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 08 23, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,175	3,175
Series XF 08 30, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	14,325	14,325
Series XG 02 56, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	10,140	10,140
Series XG 02 57, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,635	1,635
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	15,455	15,455
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	11,855	11,855
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series Floaters XM 04 35, 0.54% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	12,000	12,000
Series XF 07 07, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,600	1,600
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	20,000	20,000
		126,615
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series Solar 17 0031, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	980	980
Honolulu City & County Gen. Oblig. Participating VRDN Series Floaters XM 07 18, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,590	3,590
		4,570
Illinois - 5.5%
Chicago Board of Ed. Participating VRDN Series Floaters XG 02 17, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,625	5,625
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XM 09 78, 0.66% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	600	600
Series E 151, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	12,800	12,800
Series Floaters XL 01 05, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,015	8,015
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 07 36, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	8,295	8,295
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters XL 00 94, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	11,170	11,170
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 12, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	9,400	9,400
Illinois Fin. Auth. Participating VRDN Series 2021 XL 01 72, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,185	4,185
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,100	5,100
Series 17 XM 0492, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	23,850	23,850
Series Floaters 017, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	10,470	10,470
Series Floaters XL 00 86, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,360	7,360
Series MS 3332, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	400	400
Series XF 07 11, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,900	9,900
Series ZF 09 58, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	6,665	6,665
Illinois Gen. Oblig. Participating VRDN:
Series 15 XF 1006, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,990	2,990
Series Floaters XF 10 43, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,000	3,000
Series Floaters XL 00 54, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	10,400	10,400
Series Floaters XX 10 81, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	9,300	9,300
Series Floaters YX 10 72, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	6,820	6,820
Series Floaters YX 10 86, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,245	1,245
Series XF 10 10, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	10,195	10,195
Series XF 28 41, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,800	2,800
Series XM 07 59, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,385	6,385
Series XX 11 41, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,800	1,800
Series YX 11 50, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,700	8,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.57% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,665	2,665
Series 15 XF2202, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,720	5,720
Series 15 XM 0078, 0.57% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,180	5,180
Series 2022 XF 12 88, 0.57% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,075	9,075
Series Floaters XF 27 67, 0.57% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,600	9,600
Series Floaters ZF 03 73, 0.57% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	15,315	15,315
Series Floaters ZF 28 24, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	8,000	8,000
Series XF 08 01, 0.57% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000	2,000
Metropolitan Pier & Exposition Participating VRDN Series XL 01 37, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,550	1,550
Portofino Landings Cmnty. Dev. D Participating VRDN Series 2021 XM 09 38, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	650	650
		247,225
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.55% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,300	3,300
Kansas - 0.2%
Leavenworth County Unified School District No. 464 Participating VRDN Series XF 08 35, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,755	3,755
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	5,845	5,845
		9,600
Kentucky - 0.8%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 0.64% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(d)(e)	3,800	3,800
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Participating VRDN Series XF 09 64, 0.54% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,150	4,150
Kentucky Econ. Dev. Fin. Auth. Participating VRDN:
Series Floaters XF 10 24, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,320	5,320
Series Floaters XF 24 85, 0.56% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	11,820	11,820
Series XM 08 39, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,000	5,000
Series XM 08 42, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,575	2,575
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,865	1,865
Univ. Louisville Revs. Participating VRDN Series XM 08 81, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,800	2,800
		37,330
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 0.54% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	13,600	13,600
Series Floaters XF 24 91, 0.54% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	8,250	8,250
Series Floaters ZF 26 35, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,930	4,930
Louisiana Pub. Facilities Auth. Lease Participating VRDN:
Series XG 02 49, 0.57% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,875	1,875
Series XM 08 56, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,500	7,500
New Orleans Swr. Svc. Rev. Participating VRDN Series Floaters XM 07 38, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,000	3,000
New Orleans Wtr. Participating VRDN Series XM 07 35, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,500	1,500
Tangipahoa Parish Hosp. Svc. Participating VRDN Series 2021 XG 03 38, 0.58% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,530	1,530
		42,185
Maryland - 1.0%
Baltimore County Gen. Oblig. Participating VRDN:
Series Floaters XF 06 42, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,100	5,100
Series Solar 17 22, 0.54% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	11,570	11,570
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.71%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,600	2,600
Maryland Health & Higher Edl. Participating VRDN Series XG 03 35, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,450	2,450
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,900	1,900
Series Floaters XG 02 16, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,605	2,605
Series XF 10 21, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	2,800	2,800
Montgomery County Gen. Oblig. Participating VRDN Series 15 XF0110, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	15,975	15,975
		45,000
Michigan - 2.2%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,700	2,700
Grand Traverse County Hosp. Fin. Auth. Participating VRDN Series 2021 XG 03 19, 0.59% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,100	1,100
Lansing Board of Wtr. & Lt. Util. Rev. Participating VRDN Series ZF 07 85, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,675	6,675
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 0.54% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	3,240	3,240
Series Floaters XM 04 65, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	8,135	8,135
Series Floaters XM 07 43, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,500	1,500
Series Floaters ZF 26 40, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,600	3,600
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,125	2,125
Series 16 XM0223, 0.55% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,800	2,800
Series Floaters XF 05 97, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,000	2,000
Series Floaters XF 26 48, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,460	6,460
Series Floaters XG 01 58, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,900	1,900
Series Floaters ZF 28 12, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,050	5,050
Series Floaters ZF 28 25, 0.57% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,700	7,700
Series RBC 2016 ZM0131, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	7,500	7,500
Series XF 07 82, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,070	6,070
Series XF 28 61, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,765	9,765
Series XM 04 72, 0.54% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	2,000	2,000
Series XM 07 48, 0.59% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	6,415	6,415
Monroe Mich Pub. Schools Participating VRDN Series XL 01 46, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,400	2,400
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,900	1,900
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2205, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,900	2,900
Series Floaters ZF 05 90, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,565	2,565
		96,500
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series Floaters CTFS G 100, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,350	3,350
Missouri - 1.4%
Missouri Health & Edl. Facilities Participating VRDN Series Floaters XF 10 15, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	15,805	15,805
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	10,360	10,360
Series Floaters XG 01 84, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,900	4,900
Series XF 09 95, 0.55% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,255	2,255
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 0.56% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters C17, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,200	5,200
Series XG 03 00, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,050	6,050
		64,070
Montana - 0.1%
Montana Facility Fin. Auth. Participating VRDN Series 2021 XF 11 14, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,950	3,950
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XF 26 71, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	3,370	3,370
Univ. of Nebraska Facilities Corp. Participating VRDN Series 2021 XF 11 03, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	600	600
		3,970
Nevada - 1.3%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	10,825	10,825
Series Floaters ZF 27 33, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	17,070	17,070
Series Floaters ZM 06 33, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,095	4,095
Series Floaters ZM 06 39, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,085	5,085
Series XM 06 38, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	10,200	10,200
Series XM 08 62, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,455	2,455
Las Vegas Convention & Visitors Auth. Participating VRDN:
Series XF 28 06, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,800	2,800
Series XM 08 66, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,000	3,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,185	2,185
		57,715
New Jersey - 1.5%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series XG 02 60, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	22,825	22,825
Series XG 02 61, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	9,100	9,100
New Jersey Gen. Oblig. Participating VRDN Series ZF 12 07, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,900	9,900
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	19,275	19,275
Series Floaters XG 02 24, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,680	6,680
Series Floaters XG 02 29, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,200	1,200
		68,980
New York - 3.1%
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,690	3,690
Series 2020 003, 0.66% 5/12/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,300	1,300
Series Floaters E88, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,000	2,000
Series XF 12 13, 0.54% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,000	3,000
Series XL 01 84, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,500	1,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,800	5,800
Series Floaters E 129, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	18,800	18,800
Series Putters 15 XM0002, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	12,820	12,820
Series XF 29 40, 0.54% 4/7/22 (Liquidity Facility UBS AG) (a)(d)(e)	5,310	5,310
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 07 17, 0.55% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,925	4,925
Series MS 3360, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	6,800	6,800
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,700	4,700
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,000	3,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.56% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	26,020	26,020
Series XF 04 99, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,600	1,600
Series XF 28 78, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	5,400	5,400
Series XG 02 90, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	13,800	13,800
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,250	5,250
Triborough Bridge & Tunnel Auth. Participating VRDN Series 2022 XM 09 75, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,400	10,400
		136,115
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 62, 0.58% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,565	1,565
Series Floaters XF 05 65, 0.54% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,400	4,400
Series Floaters XF 06 97, 0.58% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	5,835	5,835
		11,800
North Carolina - 1.3%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,500	3,500
Series Floaters ZF 24 90, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	7,500	7,500
Series Floaters ZM 05 34, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	7,500	7,500
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters XG 01 70, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,000	6,000
Greensboro Combined Enterprise Sys. Rev. Participating VRDN Series Solar 0045, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,780	4,780
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 15 ZM0105, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	6,670	6,670
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,505	6,505
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series XF 08 85, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,395	1,395
Series XF 28 81, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,900	5,900
		57,700
North Dakota - 0.0%
Univ. of North Dakota Participating VRDN Series XG 03 36, 0.55% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	1,600	1,600
Ohio - 0.9%
Berea Ohio City School District Participating VRDN Series RBC G 54, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,400	2,400
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.61% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	955	955
Elyria City School District Participating VRDN Series Floaters G 107, 0.58% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,985	4,985
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,175	2,175
Montgomery County Hosp. Rev. Participating VRDN Series XX 11 33, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,550	4,550
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters ZF 05 85, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	3,170	3,170
Series Floaters ZF 06 70, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,900	2,900
Ohio Hosp. Rev. Participating VRDN:
Series 002, 0.63% 5/12/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,400	4,400
Series C18, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,100	2,100
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN:
Series Floaters XF 27 11, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,945	4,945
Series Floaters XF 27 83, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	1,995	1,995
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.71%, tender 6/1/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,275	2,275
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,900	1,900
		38,750
Oklahoma - 0.6%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,215	3,215
Series Floaters XX 10 96, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	22,100	22,100
		25,315
Oregon - 0.6%
Clackamas County School District #7J Participating VRDN Series Solar 0053, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	10,830	10,830
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,470	3,470
Salem Hosp. Facility Auth. Rev. Participating VRDN Series XM 08 13, 0.56% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,375	6,375
State of Oregon Participating VRDN Series Floaters G 91, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,750	4,750
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,800	2,800
		28,225
Pennsylvania - 0.8%
Central Bradford Progress Auth. Rev. Participating VRDN Series 2021 XF 12 59, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,550	1,550
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters YX 10 49, 0.58% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,820	2,820
Series XM 08 87, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,500	1,500
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series ZF 08 33, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	4,000	4,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series Floaters ZF 07 95, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	465	465
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters ZF 06 71, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,330	1,330
Series Floaters ZM 06 50, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,280	2,280
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	8,400	8,400
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,000	5,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series XG 02 53, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,100	2,100
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 07 19, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,000	2,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,600	5,600
		37,045
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,550	5,550
South Carolina - 2.9%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	965	965
Lancaster County School District Participating VRDN:
Series Solar 17 21, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	4,110	4,110
Series XF 25 28, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,415	9,415
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN:
Series 2018 Floaters XL 00 79, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,800	4,800
Series Floaters BAML 50 04, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	8,030	8,030
Series Floaters XF 07 43, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	6,950	6,950
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN:
Series XF 09 30, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,800	4,800
Series XF 28 83, 0.61% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,900	2,900
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	28,325	28,325
Series Floaters XG 01 49, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	27,505	27,505
Series Floaters XG 02 20, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,960	4,960
South Carolina Trans. Infrastructure Bank Rev.:
Bonds Series Floaters G 109, 0.71%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,500	1,500
Participating VRDN Series Floaters XM 06 91, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	27,035	27,035
		131,295
Tennessee - 0.9%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Participating VRDN Series XF 10 23, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,955	2,955
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,190	3,190
Series Floaters XG 01 94, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,535	5,535
Memphis Gen. Oblig. Participating VRDN Series Floaters G32, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,250	2,250
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	9,470	9,470
Series Floaters XL 00 62, 0.57% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,240	4,240
Tennessee Gen. Oblig. Participating VRDN Series XF 08 04, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,690	1,690
Vanderbilt Hosp. Participating VRDN Series 2016 XF 10 54, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	8,500	8,500
		37,830
Texas - 4.9%
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.71%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	2,300	2,300
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	6,600	6,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XF 27 28, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,640	7,640
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,500	2,500
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,190	9,190
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	6,100	6,100
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	12,100	12,100
Leander Independent School District Participating VRDN:
Series Floaters G 62, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,500	2,500
Series Floaters G34, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,000	4,000
New Hope Cultural Ed. Facilities Fin. Corp. Participating VRDN:
Series Floaters XF 05 99, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	17,140	17,140
Series Floaters XF 07 10, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	3,985	3,985
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.61% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,225	4,225
Northwest Independent School District Participating VRDN Series Floaters G 94, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,750	4,750
Pflugerville Independent School District Participating VRDN Series 2017, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Floaters XM 03 77, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	26,625	26,625
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,500	5,500
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series Floaters ZF 28 14, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,755	1,755
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000	2,000
Series 16 ZF 0282, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	7,760	7,760
Series Floaters XF 27 38, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,700	7,700
Series XG 02 78, 0.55% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,420	3,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000	5,000
Series Floaters XM 06 98, 0.55% 4/7/22 (Liquidity Facility Cr. Suisse AG) (a)(d)(e)	2,785	2,785
Texas Gen. Oblig. Participating VRDN:
Series Floaters G 65, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,450	5,450
Series Floaters XM 04 04, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	7,500	7,500
Series MS 3390, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,000	4,000
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series 2022 ZL 02 04, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000	5,000
Series Floaters XF 07 13, 0.54% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,400	4,400
Series Floaters XF 25 57, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	6,720	6,720
Series Floaters XF 27 30, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,200	5,200
Series Floaters XG 02 11, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	10,000	10,000
Whitehouse Independent School District Participating VRDN Series Floaters G10, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,700	2,700
		218,675
Utah - 0.3%
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	7,500	7,500
Series Floaters XG 01 71, 0.55% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,050	3,050
Series Floaters XM 07 32, 0.54% 4/7/22 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,920	1,920
		12,470
Virginia - 1.7%
Alexandria Gen. Oblig. Participating VRDN Series XL 01 25, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,870	1,870
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,500	7,500
Series Floaters XG 01 91, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	16,400	16,400
Series MS 3309, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	2,300	2,300
Hampton Roads Trans. Accountability Commission Participating VRDN:
Series XM 09 32, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	2,825	2,825
Series ZF 09 98, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,750	1,750
Loudoun County Gen. Oblig. Participating VRDN Series Solar 2017 38, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,260	3,260
Roanoke Econ. Dev. Authority. Participating VRDN Series XL 02 01, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,540	4,540
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 0.61% 4/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (a)(d)(e)	9,950	9,950
Univ. of Virginia Gen. Rev. Participating VRDN:
Series 15 ZF0173, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,000	5,000
Series Floaters XF 06 26, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,625	5,625
Series Solar 17 17, 0.56% 4/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,810	1,810
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,400	3,400
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.71%, tender 8/1/22 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,300	1,300
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,700	2,700
Series ZF 09 16, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	250	250
Series ZF 09 27, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,300	1,300
Series ZF 09 28, 0.63% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,350	2,350
		74,830
Washington - 2.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,250	2,250
Series Floaters XF 23 97, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,335	5,335
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series ZF 09 02, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	5,100	5,100
Centralia School District No. 401 Participating VRDN Series Floaters G74, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,500	4,500
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	4,135	4,135
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	8,000	8,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Floaters FG 02 26, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	8,555	8,555
Series Floaters XF 06 64, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,165	5,165
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,000	5,000
Series 2015 XM 01 27, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,250	2,250
Series Floaters G33, 0.54% 4/7/22 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,250	2,250
Series Floaters XF 25 39, 0.56% 4/7/22 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	8,000	8,000
Series Floaters XM 06 94, 0.54% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	4,985	4,985
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	9,205	9,205
Series 15 XF0148, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	8,150	8,150
Series 2015 XF0150, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,655	3,655
Series Floaters XF 24 92, 0.64% 4/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	5,495	5,495
Series Floaters XF 25 27, 0.55% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	2,875	2,875
Series XM 08 40, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,330	2,330
Washington Higher Ed. Facilities Auth. Rev. Participating VRDN Series XG 02 74, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	5,980	5,980
		103,215
Wisconsin - 1.3%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.55% 4/7/22 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	4,215	4,215
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 07 41, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,100	4,100
Series Floaters XF 24 18, 0.54% 4/7/22 (Liquidity Facility Citibank NA) (a)(d)(e)	5,000	5,000
Series Floaters XF 25 41, 0.54% 4/7/22 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	10,000	10,000
Series Floaters XG 02 40, 0.54% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	5,605	5,605
Series Floaters ZF 26 36, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,800	4,800
Series XF 22 24, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,000	9,000
Series XM 04 79, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	9,000	9,000
Series ZF 08 77, 0.56% 4/7/22 (Liquidity Facility Bank of America NA) (a)(d)(e)	940	940
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 0.54% 4/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	4,800	4,800
		57,460
TOTAL TENDER OPTION BOND
(Cost $2,432,063)		2,432,063

Other Municipal Security - 19.7%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2022:
0.3% 4/6/22, CP	1,700	1,700
0.53% 5/4/22, CP	13,700	13,700
		15,400
Arizona - 0.0%
Maricopa County Rev. Bonds Series B, 5%, tender 10/18/22 (a)	1,360	1,391
California - 3.3%
California Gen. Oblig.:
Bonds:
Series 2017, 5% 8/1/22	4,000	4,057
Series 2019, 5% 4/1/22	2,925	2,925
Series 2022 A1:
0.48% 4/12/22, LOC Wells Fargo Bank NA, CP	5,100	5,100
0.68% 4/26/22, LOC Wells Fargo Bank NA, CP	4,900	4,900
Series 2022 A2:
0.35% 4/7/22, LOC Royal Bank of Canada, CP	6,800	6,800
0.5% 5/11/22, LOC Royal Bank of Canada, CP	6,600	6,600
Series 2022 A4, 0.28% 4/27/22, LOC Toronto-Dominion Bank, CP	11,900	11,900
Series 2022 A5, 0.53% 5/12/22, LOC U.S. Bank NA, Cincinnati, CP	7,000	7,000
Series 2022 A6, 0.5% 5/4/22, LOC Bank of America NA, CP	9,300	9,300
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Bonds:
Series 2007 A2, 5.3% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	2,625	2,644
Series 2018 A1:
5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	5,245	5,282
5.25% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	3,745	3,775
Series 2018 A2, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	2,975	2,996
Los Angeles County Gen. Oblig.:
Series 2022 C, 0.5% 5/4/22, LOC Wells Fargo Bank NA, CP	4,180	4,180
TRAN Series 2021, 4% 6/30/22	21,600	21,793
Los Angeles Gen. Oblig. TRAN Series 2021, 4% 6/23/22	18,000	18,144
Riverside County Gen. Oblig. TRAN Series 2021, 2% 6/30/22	12,200	12,239
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series 2022 A2, 0.52% 5/10/22, LOC Bank of America NA, CP	16,400	16,400
		146,035
Colorado - 0.3%
Adams & Weld Counties School District 27 Gen. Oblig. Bonds Series 2022, 5% 12/1/22	3,000	3,073
Colorado Health Facilities Auth. Rev. Bonds:
Series 2012 A, 5% 12/1/22 (Pre-Refunded to 12/1/22 @ 100)	7,500	7,666
Series 2013 A, 5.25% 1/1/23 (Pre-Refunded to 1/1/23 @ 100)	1,455	1,496
		12,235
Connecticut - 0.3%
Connecticut Gen. Oblig. Bonds:
Series 2012 C, 5% 6/1/22	1,250	1,259
Series 2019 B, 5% 2/15/23	7,000	7,223
Series 2021 B, 3% 6/1/22	2,000	2,009
Univ. of Connecticut Gen. Oblig. Bonds Series 2018 A, 5% 4/15/22	4,000	4,007
		14,498
Florida - 0.5%
Broward County School Board Ctfs. of Prtn. Bonds:
Series 2015 A, 5% 7/1/22	1,655	1,674
Series 2016, 5% 7/1/22	1,000	1,012
Broward County School District TAN Series 2021, 2% 6/30/22	800	803
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2019 A, 5% 6/1/22	6,700	6,753
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2017 A, 5% 7/1/22	1,930	1,951
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 0.81%, tender 10/27/22 (a)(f)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 0.76%, tender 10/27/22 (a)(f)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 0.81%, tender 10/27/22 (a)(f)	5,300	5,300
		22,293
Georgia - 0.1%
Atlanta Arpt. Rev. Series 2022 J1, 0.29% 4/4/22, LOC Bank of America NA, CP	5,600	5,600
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.23%, tender 5/2/22 (a)	3,700	3,700
Illinois - 0.2%
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 0.81%, tender 10/27/22 (a)(f)	600	600
Series 2012 A:
4.25% 5/15/22 (Pre-Refunded to 5/15/22 @ 100)	375	377
5% 5/15/22 (Pre-Refunded to 5/15/22 @ 100)	1,500	1,509
Series 2017 B, 5%, tender 12/15/22 (a)	4,670	4,811
		7,297
Kansas - 0.2%
Wichita Gen. Oblig. BAN Series 2022, 4% 10/15/22	10,710	10,845
Kentucky - 0.1%
Kentucky State Property & Buildings Commission Rev. Bonds:
Series 2017, 5% 4/1/22	385	385
Series 2018, 5% 5/1/22	290	291
Louisville/Jefferson County Metropolitan Gov. Bonds Series 2012 A, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	3,830	3,857
		4,533
Maryland - 0.3%
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.6%, tender 6/1/22 (a)	11,400	11,400
Massachusetts - 0.4%
Littleton Gen. Oblig. BAN Series 2021, 1.5% 6/24/22	3,734	3,746
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2022, 0.6% tender 4/12/22, CP mode	14,237	14,237
		17,983
Michigan - 0.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 0.76%, tender 10/27/22 (a)(f)	500	500
Michigan Bldg. Auth. Rev. Series 2022 8, 0.2% 4/28/22, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	17,600	17,600
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2012 MI, 5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	2,000	2,014
Univ. of Michigan Rev. Bonds Series 2022, 0.7% tender 6/6/22, CP mode	6,100	6,100
		26,214
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series 2022 C, 0.5% 5/9/22, CP	5,200	5,200
Series 2022 G, 0.58% 5/19/22, CP	5,395	5,395
		10,595
Nebraska - 0.9%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2021 A:
0.13% 4/7/22, CP	4,950	4,950
0.14% 4/5/22, CP	2,500	2,500
0.14% 4/6/22, CP	2,450	2,450
Series 2022 A:
0.28% 4/4/22, CP	5,200	5,200
0.39% 5/5/22, CP	3,500	3,500
0.52% 5/18/22, CP	5,100	5,100
0.53% 5/9/22, CP	3,450	3,450
0.63% 6/7/22, CP	4,900	4,900
0.67% 5/20/22, CP	4,800	4,800
0.7% 6/8/22, CP	5,200	5,200
		42,050
Nevada - 0.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Bonds:
Series 2021 A, 5% 6/1/22	2,265	2,283
Series 2021 C, 4% 6/1/22	1,390	1,399
		3,682
New Jersey - 0.3%
Hudson County Impt. Auth. Rev. BAN Series 2021 C1, 1% 8/16/22 (Hudson County Gen. Oblig. Guaranteed)	2,200	2,207
Mercer County Gen. Oblig. BAN Series 2021 A, 1% 6/8/22	2,800	2,804
New Jersey Econ. Dev. Auth. Rev. Bonds Series 2012, 5% 6/15/22 (Pre-Refunded to 6/15/22 @ 100)	1,000	1,008
Summit Gen. Oblig. BAN Series 2021, 2% 10/21/22	7,800	7,877
		13,896
New York - 2.7%
Burnt Hills Ballston Lake NY BAN Series 2021, 2% 6/23/22	7,114	7,144
City of Kingston BAN Series 2021 B, 1.25% 8/19/22	5,400	5,418
Deer Park Union Free School District TAN Series 2021, 1.5% 6/24/22	15,600	15,648
Half Hollow Hills Central School District of Huntington & Babylon TAN Series 2021, 1% 6/24/22	16,000	16,030
Longwood Central School District TAN Series 2021, 1.5% 6/24/22	17,800	17,856
Manhasset Union Free School District TAN Series 2021, 1.5% 6/23/22	2,500	2,508
Middle Country Century School District TAN Series 2021, 1% 6/24/22	11,700	11,723
Miller Place Union Free School District TAN Series 2021, 1.5% 6/24/22	4,200	4,213
Patchogue Medford Union Free School District TAN Series 2021, 1.5% 6/24/22	14,300	14,345
Ravena Coeymans Selkirk Central School District BAN Series 2021, 1.5% 8/12/22	0	0
Sayville Union Free School District TAN Series 2021, 1.5% 6/24/22	2,400	2,407
Southampton Union Free School District TAN Series 2021, 1.5% 6/23/22	5,900	5,918
Syosset Central School District TAN Series 2021, 1.5% 6/24/22	4,700	4,715
Village of Mount Kisco BAN Series 2021 B, 1.5% 10/5/22	3,700	3,725
Village of Sleepy Hollow Westchester County BAN Series 2021, 1.5% 11/18/22	4,400	4,434
West Islip Union Free School District TAN Series 2021, 1.5% 6/24/22	3,400	3,410
		119,494
New York And New Jersey - 0.3%
Port Auth. of New York & New Jersey:
Series 2021 B:
0.17% 4/6/22, CP	5,035	5,035
0.17% 5/4/22, CP	4,935	4,935
Series 2022 B:
0.55% 5/11/22, CP	2,575	2,575
0.6% 5/24/22, CP	2,265	2,265
		14,810
North Carolina - 0.2%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2012 A:
5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	1,075	1,084
5% 6/1/22 (Pre-Refunded to 6/1/22 @ 100)	4,995	5,031
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2012 A, 5% 4/1/22 (Pre-Refunded to 4/1/22 @ 100)	3,600	3,600
		9,715
Ohio - 1.2%
County of Cuyahoga Bonds (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/23	1,500	1,527
Franklin County Rev. Bonds Series 2013 OH, 0.23%, tender 5/2/22 (a)	5,400	5,400
Milford Exempt Village School District BAN Series 2022, 1.625% 4/5/22	8,400	8,401
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 2022 B5:
0.13% tender 5/4/22, CP mode	6,700	6,700
0.45% tender 6/1/22, CP mode	5,000	5,000
0.73% tender 6/8/22, CP mode	16,400	16,400
Series 2022 B6, 0.45% tender 6/1/22, CP mode	10,500	10,500
		53,928
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2022 A, 0.11% 4/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,100	3,100
Pennsylvania - 0.4%
Montgomery County Indl. Dev. Auth. Rev. Bonds Series 2012, 5% 5/15/22 (Pre-Refunded to 5/15/22 @ 100)	3,150	3,168
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds:
Series 2021 B2, 0.27% tender 6/24/22, CP mode	7,200	7,200
Series 2022 B1, 0.3% tender 5/3/22, CP mode	7,500	7,500
		17,868
South Carolina - 0.1%
Charleston County School District BAN (Sales Tax Phase IV Projs.) Series 2021 B, 4% 5/11/22	3,890	3,906
Tennessee - 0.1%
Memphis Gen. Oblig. Series 2022 A, 0.7% 6/15/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,200	5,200
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2012, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	1,210	1,222
		6,422
Texas - 5.3%
Austin Elec. Util. Sys. Rev. Series 2022 A:
0.5% 5/10/22 (Liquidity Facility JPMorgan Chase Bank), CP	2,672	2,672
0.52% 5/3/22 (Liquidity Facility JPMorgan Chase Bank), CP	3,800	3,800
0.52% 5/17/22 (Liquidity Facility JPMorgan Chase Bank), CP	7,700	7,700
Brownsville Util. Sys. Rev. Series 2021 A, 0.16% 4/14/22, LOC Bank of America NA, CP	2,500	2,500
Fort Bend Independent School District Series 2022, 0.6% 5/27/22 (Liquidity Facility JPMorgan Chase Bank), CP	7,100	7,100
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 0.71%, tender 10/27/22 (a)(f)	2,900	2,900
Series 2022 B2, 0.14% tender 5/5/22, CP mode	13,200	13,200
Series 2022 B3, 0.41% tender 6/2/22, CP mode	13,400	13,400
Series 2022 C1, 0.35% tender 5/3/22, CP mode	8,400	8,400
Series 2022 C2, 0.35% tender 5/3/22, CP mode	10,000	10,000
Harris County Gen. Oblig.:
Series 2022 A1, 0.53% 5/3/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,700	3,700
Series 2022 C, 0.5% 5/10/22, LOC Sumitomo Mitsui Banking Corp., CP	7,715	7,715
Series 2022 D2, 0.18% 4/6/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,920	3,920
Series 2022 D3:
0.4% 5/3/22 (Liquidity Facility Wells Fargo Bank NA), CP	600	600
0.53% 5/3/22 (Liquidity Facility Wells Fargo Bank NA), CP	420	420
Harris County Metropolitan Trans. Auth.:
Series 2021 A3, 0.13% 4/5/22 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series 2022 A1:
0.4% 4/13/22 (Liquidity Facility JPMorgan Chase Bank), CP	8,700	8,700
0.85% 7/19/22 (Liquidity Facility JPMorgan Chase Bank), CP	2,600	2,600
Houston Arpt. Sys. Rev. Bonds Series 2012 B, 5% 7/1/22 (Pre-Refunded to 7/1/22 @ 100)	1,870	1,888
Houston Gen. Oblig. TRAN Series 2021, 2% 6/30/22	1,700	1,707
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2022 A, 0.1% 4/4/22, CP	2,000	2,000
Lower Colorado River Auth. Rev.:
Series 2021 B, 0.73% 6/2/22, LOC State Street Bank & Trust Co., Boston, CP	3,100	3,100
Series 2022 B:
0.13% 4/5/22, LOC State Street Bank & Trust Co., Boston, CP	4,918	4,918
0.42% 4/5/22, LOC State Street Bank & Trust Co., Boston, CP	2,411	2,411
0.63% 6/2/22, LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
1% 7/7/22, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
Series 2022:
0.63% 4/28/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
0.65% 4/28/22, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,400	8,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 0.81%, tender 10/27/22 (a)(f)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 0.81%, tender 10/27/22 (a)(f)	2,400	2,400
Texas A&M Univ. Rev. Series 2022 B:
0.45% 5/2/22, CP	15,000	15,000
0.5% 4/5/22, CP	5,000	5,000
0.5% 5/4/22, CP	7,400	7,400
Texas Pub. Fin. Auth. Rev. Series 2022 A, 0.6% 5/4/22 (Liquidity Facility Texas Gen. Oblig.), CP	3,870	3,870
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 A, 5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	5,600	5,687
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2014 A, 5% 4/1/22	1,000	1,000
Series 2015, 5% 10/1/22	845	863
Univ. of Texas Board of Regents Sys. Rev. Series 2022 A:
0.5% 5/20/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,125	8,125
0.6% 5/9/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
Univ. of Texas Permanent Univ. Fund Rev. Series 2022 A:
0.31% 4/1/22, CP	13,600	13,600
0.31% 5/4/22, CP	8,400	8,400
Upper Trinity Reg'l. Wtr. District Series 2022, 0.34% 4/7/22, LOC Bank of America NA, CP	3,300	3,300
		235,296
Utah - 0.2%
Utah Transit Auth. Sales Tax Rev. Bonds Series 2012, 4% 6/15/22 (Pre-Refunded to 6/15/22 @ 100)	9,500	9,564
Washington - 0.7%
King County Gen. Oblig. Series 2022 A:
0.3% 5/17/22, CP	4,500	4,500
0.4% 6/2/22, CP	8,100	8,100
0.43% 5/24/22, CP	8,700	8,700
0.45% 6/9/22, CP	2,700	2,700
0.65% 4/26/22, CP	7,700	7,700
		31,700
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012, 5% 8/15/22 (Pre-Refunded to 8/15/22 @ 100)	5,200	5,273
TOTAL OTHER MUNICIPAL SECURITY
(Cost $880,723)		880,723
	Shares (000s)	Value (000s)

Investment Company - 8.4%
Fidelity Tax-Free Cash Central Fund 0.46% (g)(h)
(Cost $375,522)	375,452	375,522
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $4,426,113)		4,426,113
NET OTHER ASSETS (LIABILITIES) - 0.9%		38,862
NET ASSETS - 100%		$4,464,975

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,000,000 or 0.2% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,475,000 or 0.5% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Alamo Cmnty. College District Rev. Bonds Series G-111, 0.71%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/3/21	$2,300
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.71%, tender 7/1/22 (Liquidity Facility Royal Bank of Canada)	7/1/21	$2,600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.69%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$5,200
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.71%, tender 6/1/22 (Liquidity Facility Royal Bank of Canada)	6/1/21	$2,275
Port Auth. of New York & New Jersey Series 1997 2, 0.56% 5/2/22, VRDN	7/15/20	$7,300
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.71%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/1/21	$1,500
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 0.71%, tender 8/1/22 (Liquidity Facility Royal Bank of Canada)	2/1/21	$1,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 0.46%	$460,362	$1,227,938	$1,312,786	$254	$8	$--	$375,522	30.2%
Total	$460,362	$1,227,938	$1,312,786	$254	$8	$--	$375,522

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,050,591)	$4,050,591
Fidelity Central Funds (cost $375,522)	375,522
Total Investment in Securities (cost $4,426,113)		$4,426,113
Cash		4,005
Receivable for investments sold		33,657
Receivable for fund shares sold		35,912
Interest receivable		6,120
Distributions receivable from Fidelity Central Funds		75
Prepaid expenses		2
Receivable from investment adviser for expense reductions		96
Other receivables		90
Total assets		4,506,070
Liabilities
Payable for investments purchased	$35,329
Payable for fund shares redeemed	4,841
Distributions payable	128
Accrued management fee	463
Distribution and service plan fees payable	1
Other affiliated payables	228
Other payables and accrued expenses	105
Total liabilities		41,095
Net Assets		$4,464,975
Net Assets consist of:
Paid in capital		$4,464,278
Total accumulated earnings (loss)		697
Net Assets		$4,464,975
Net Asset Value and Maximum Offering Price
Class I:
Net Asset Value, offering price and redemption price per share ($4,456,840 ÷ 4,452,041 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($394 ÷ 394 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($6,669 ÷ 6,663 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($1,072 ÷ 1,070 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2022
Investment Income
Interest		$4,844
Income from Fidelity Central Funds		249
Total income		5,093
Expenses
Management fee	$5,742
Transfer agent fees	2,461
Distribution and service plan fees	9
Accounting fees and expenses	359
Custodian fees and expenses	38
Independent trustees' fees and expenses	13
Registration fees	127
Audit	41
Legal	3
Miscellaneous	355
Total expenses before reductions	9,148
Expense reductions	(5,130)
Total expenses after reductions		4,018
Net investment income (loss)		1,075
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,026
Fidelity Central Funds	8
Capital gain distributions from Fidelity Central Funds	5
Total net realized gain (loss)		1,039
Net increase in net assets resulting from operations		$2,114

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2022	Year ended March 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,075	$8,062
Net realized gain (loss)	1,039	2,020
Net increase in net assets resulting from operations	2,114	10,082
Distributions to shareholders	(1,074)	(8,036)
Share transactions - net increase (decrease)	(288,962)	(1,822,185)
Total increase (decrease) in net assets	(287,922)	(1,820,139)
Net Assets
Beginning of period	4,752,897	6,573,036
End of period	$4,464,975	$4,752,897

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio Class I

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.013	.014	.008
Net realized and unrealized gain (loss)	–B	–B	.001	–B	–B
Total from investment operations	–B	.001	.014	.014	.008
Distributions from net investment income	–B	(.001)	(.013)	(.014)	(.008)
Distributions from net realized gain	–	–	–B	–	–
Total distributions	–B	(.001)	(.014)C	(.014)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnD	.03%	.12%	1.36%	1.40%	.84%
Ratios to Average Net AssetsA,E,F
Expenses before reductions	.22%	.22%	.21%	.22%	.22%
Expenses net of fee waivers, if any	.10%	.17%	.18%	.18%	.18%
Expenses net of all reductions	.10%	.17%	.18%	.18%	.18%
Net investment income (loss)	.03%	.13%	1.34%	1.40%	.86%
Supplemental Data
Net assets, end of period (in millions)	$4,457	$4,748	$6,568	$7,113	$4,488

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class II

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.012	.012	.007
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.012	.012	.007
Distributions from net investment income	–B	(.001)	(.012)	(.012)	(.007)
Distributions from net realized gain	–	–	–B	–	–
Total distributions	–B	(.001)	(.012)	(.012)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.02%	.06%	1.21%	1.24%	.69%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.37%	.37%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.11%	.21%	.33%	.33%	.33%
Expenses net of all reductions	.11%	.21%	.33%	.33%	.33%
Net investment income (loss)	.01%	.08%	1.19%	1.25%	.71%
Supplemental Data
Net assets, end of period (in millions)F	$–	$–	$–	$–	$–

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than $500,000.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Class III

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	–B	.011	.011	.006
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	–B	.011	.011	.006
Distributions from net investment income	–B	–B	(.011)	(.011)	(.006)
Distributions from net realized gain	–	–	–B	–	–
Total distributions	–B	–B	(.011)	(.011)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.01%	.05%	1.11%	1.14%	.59%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.48%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.13%	.23%	.43%	.43%	.43%
Expenses net of all reductions	.13%	.23%	.43%	.43%	.43%
Net investment income (loss)	(.01)%	.07%	1.09%	1.15%	.61%
Supplemental Data
Net assets, end of period (in millions)	$7	$2	$2	$2	$3

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio Select Class

Years ended March 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–B	.001	.013	.013	.008
Net realized and unrealized gain (loss)B	–	–	–	–	–
Total from investment operations	–B	.001	.013	.013	.008
Distributions from net investment income	–B	(.001)	(.013)	(.013)	(.008)
Distributions from net realized gain	–	–	–B	–	–
Total distributions	–B	(.001)	(.013)	(.013)	(.008)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.02%	.09%	1.31%	1.35%	.79%
Ratios to Average Net AssetsA,D,E
Expenses before reductions	.27%	.27%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.10%	.19%	.23%	.23%	.23%
Expenses net of all reductions	.10%	.19%	.23%	.23%	.23%
Net investment income (loss)	.03%	.11%	1.29%	1.35%	.81%
Supplemental Data
Net assets, end of period (in millions)	$1	$3	$3	$10	$1

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$606
Treasury Portfolio	389
Government Portfolio	1,379
Money Market Portfolio	1,091
Tax-Exempt Portfolio	90

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Tax-Exempt Portfolio incurred a corporate tax liability on undistributed short-term gain as well as undistributed long-term gain which is included in Miscellaneous expense on the Statement of Operations. As of March 31, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$34,241,534	$–	$–	$–
Treasury Portfolio	23,962,661	–	–	–
Government Portfolio	128,029,565	–	–	–
Money Market Portfolio	39,235,819	–	–	–
Tax-Exempt Portfolio	4,426,113	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$–	$–	$–	$(680)	$–
Treasury Portfolio	–	–	–	(124)	–
Government Portfolio	–	–	–	–	–
Money Market Portfolio	–	–	–	–	–
Tax-Exempt Portfolio	474	–	223	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term
Treasury Only Portfolio	$(680)
Treasury Portfolio	(124)

The tax character of distributions paid was as follows:

March 31, 2022
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$–	$6,108	$–	$6,108
Treasury Portfolio	–	4,495	–	4,495
Government Portfolio	–	21,170	–	21,170
Money Market Portfolio	–	12,407	–	12,407
Tax-Exempt Portfolio	1,074	–	–	1,074

March 31, 2021
	Tax-Exempt Income	Ordinary Income	Total
Treasury Only Portfolio	$–	$22,849	$22,849
Treasury Portfolio	–	21,511	21,511
Government Portfolio	–	102,238	102,238
Money Market Portfolio	–	109,397	109,397
Tax-Exempt Portfolio	8,036	–	8,036

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$1,553	$1,406
Class III	3,446	3,205
Class IV	1,154	1,075
Select Class	179	164
	$6,332	$5,850
Treasury Portfolio:
Class II	$765	$717
Class III	6,073	5,554
Class IV	5,435	4,991
Select Class	120	111
	$12,393	$11,373
Government Portfolio:
Class II	$1,741	$1,614
Class III	9,924	9,152
Select Class	101	95
	$11,766	$10,861
Money Market Portfolio:
Class II	$192	$184
Class III	26	24
Select Class	10	10
	$228	$218
Tax-Exempt Portfolio:
Class II	$1	$1
Class III	7	6
Select Class	1	1
	$9	$8

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$7,795
Class II	621
Class III	827
Class IV	138
Select Class	215
Institutional Class	5,598
$15,194
Treasury Portfolio
Class I	$5,891
Class II	306
Class III	1,458
Class IV	652
Select Class	144
Institutional Class	3,941
$12,392
Government Portfolio
Class I	$20,042
Class II	697
Class III	2,382
Select Class	121
Institutional Class	27,357
$50,599
Money Market Portfolio
Class I	$11,121
Class II	77
Class III	6
Select Class	13
Institutional Class	7,513
$18,730
Tax-Exempt Portfolio
Class I	$2,458
Class II	–(a)
Class III	2
Select Class	1
$2,461

 (a) In the amount of less than five hundred dollars.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	–(a)
Treasury Portfolio	.01
Government Portfolio	–(a)
Money Market Portfolio	–(a)
Tax-Exempt Portfolio	.01

 (a) Amount represents less than .005%.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Money Market Portfolio	Lender	24,554.31%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Treasury Only Portfolio	–	–	–
Treasury Portfolio	–	–	–
Government Portfolio	102,020	–	–
Money Market Portfolio	20,000	–	–
Tax-Exempt Portfolio	210,142	144,995	–

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$3,475
Class II	.33%	278
Class III	.43%	376
Class IV	.68%	67
Select Class	.23%	99
Institutional Class	.14%	6,860
Treasury Portfolio
Class I	.18%	$2,656
Class II	.33%	138
Class III	.43%	649
Class IV	.68%	290
Select Class	.23%	65
Institutional Class	.14%	4,868
Government Portfolio
Class I	.18%	$7,961
Class II	.33%	273
Class III	.43%	934
Select Class	.23%	49
Institutional Class	.14%	30,825
Money Market Portfolio
Class I	.18%	$4,878
Class II	.33%	33
Class III	.43%	3
Select Class	.23%	5
Institutional Class	.14%	9,100
Tax-Exempt Portfolio
Class I	.18%	$1,400
Class II	.33%	–(a)
Class III	.43%	1
Select Class	.23%	1

 (a) In the amount of less than five hundred dollars.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$13,501
Class II	2,534
Class III	4,849
Class IV	1,379
Select Class	530
Institutional Class	12,526
Treasury Portfolio
Class I	$10,047
Class II	1,276
Class III	8,413
Class IV	6,480
Select Class	358
Institutional Class	8,636
Government Portfolio
Class I	$34,755
Class II	2,919
Class III	13,915
Select Class	311
Institutional Class	59,677
Money Market Portfolio
Class I	$4,586
Class II	217
Class III	27
Select Class	15
Institutional Class	257
Tax-Exempt Portfolio
Class I	$3,713
Class II	1
Class III	10
Select Class	3

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Treasury Only Portfolio	$1
Treasury Portfolio	33
Government Portfolio	1
Money Market Portfolio	2
Tax-Exempt Portfolio	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2022	Year ended March 31, 2021
Treasury Only Portfolio
Distributions to shareholders
Class I	$2,096	$6,485
Class II	114	171
Class III	151	122
Class IV	25	12
Select Class	47	97
Institutional Class	3,675	15,962
Total	$6,108	$22,849
Treasury Portfolio
Distributions to shareholders
Class I	$1,661	$5,545
Class II	60	93
Class III	298	234
Class IV	132	93
Select Class	36	100
Institutional Class	2,308	15,446
Total	$4,495	$21,511
Government Portfolio
Distributions to shareholders
Class I	$5,017	$18,599
Class II	127	134
Class III	441	363
Select Class	25	132
Institutional Class	15,560	83,010
Total	$21,170	$102,238
Money Market Portfolio
Distributions to shareholders
Class I	$3,535	$40,939
Class II	15	326
Class III	1	8
Select Class	3	63
Institutional Class	8,853	68,061
Total	$12,407	$109,397
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$1,074	$8,032
Class I	–(a)	–(a)
Class III	–(a)	1
Select Class	–(a)	3
Total	$1,074	$8,036

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2022	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2021
Treasury Only Portfolio
Class I
Shares sold	42,371,552	19,567,085	$42,371,552	$19,567,085
Reinvestment of distributions	1,204	3,328	1,204	3,328
Shares redeemed	(41,098,519)	(23,755,568)	(41,098,519)	(23,755,568)
Net increase (decrease)	1,274,237	(4,185,155)	$1,274,237	$(4,185,155)
Class II
Shares sold	1,455,676	1,220,960	$1,455,676	$1,220,960
Reinvestment of distributions	7	15	7	15
Shares redeemed	(1,272,623)	(1,108,207)	(1,272,623)	(1,108,207)
Net increase (decrease)	183,060	112,768	$183,060	$112,768
Class III
Shares sold	5,128,725	4,204,438	$5,128,725	$4,204,438
Reinvestment of distributions	50	51	50	51
Shares redeemed	(5,322,788)	(3,679,433)	(5,322,788)	(3,679,433)
Net increase (decrease)	(194,013)	525,056	$(194,013)	$525,056
Class IV
Shares sold	464,291	582,757	$464,291	$582,757
Reinvestment of distributions	25	12	25	12
Shares redeemed	(602,298)	(357,919)	(602,298)	(357,919)
Net increase (decrease)	(137,982)	224,850	$(137,982)	$224,850
Select Class
Shares sold	1,941,123	736,542	$1,941,123	$736,542
Reinvestment of distributions	35	36	35	36
Shares redeemed	(1,879,644)	(871,769)	(1,879,644)	(871,769)
Net increase (decrease)	61,514	(135,191)	$61,514	$(135,191)
Institutional Class
Shares sold	30,006,613	34,294,168	$30,006,613	$34,294,168
Reinvestment of distributions	2,765	12,690	2,765	12,690
Shares redeemed	(30,196,971)	(41,737,991)	(30,196,971)	(41,737,991)
Net increase (decrease)	(187,593)	(7,431,133)	$(187,593)	$(7,431,133)
Treasury Portfolio
Class I
Shares sold	55,496,790	54,647,328	$55,496,790	$54,647,328
Reinvestment of distributions	605	1,810	605	1,810
Shares redeemed	(56,506,079)	(56,280,746)	(56,506,079)	(56,280,746)
Net increase (decrease)	(1,008,684)	(1,631,608)	$(1,008,684)	$(1,631,608)
Class II
Shares sold	1,914,597	2,002,282	$1,914,597	$2,002,282
Reinvestment of distributions	13	25	13	25
Shares redeemed	(2,151,333)	(2,238,919)	(2,151,333)	(2,238,919)
Net increase (decrease)	(236,723)	(236,612)	$(236,723)	$(236,612)
Class III
Shares sold	7,364,179	7,940,566	$7,364,179	$7,940,566
Reinvestment of distributions	36	25	36	25
Shares redeemed	(7,061,778)	(8,100,008)	(7,061,778)	(8,100,008)
Net increase (decrease)	302,437	(159,417)	$302,437	$(159,417)
Class IV
Shares sold	1,609,791	1,096,108	$1,609,791	$1,096,108
Reinvestment of distributions	16	4	16	4
Shares redeemed	(1,451,642)	(1,140,719)	(1,451,642)	(1,140,719)
Net increase (decrease)	158,165	(44,607)	$158,165	$(44,607)
Select Class
Shares sold	886,222	775,560	$886,222	$775,560
Reinvestment of distributions	8	27	8	27
Shares redeemed	(830,034)	(1,001,955)	(830,034)	(1,001,955)
Net increase (decrease)	56,196	(226,368)	$56,196	$(226,368)
Institutional Class
Shares sold	100,841,623	113,672,261	$100,841,623	$113,672,261
Reinvestment of distributions	1,512	9,777	1,512	9,777
Shares redeemed	(103,186,880)	(121,069,451)	(103,186,880)	(121,069,451)
Net increase (decrease)	(2,343,745)	(7,387,413)	$(2,343,745)	$(7,387,413)
Government Portfolio
Class I
Shares sold	370,761,643	375,668,689	$370,761,643	$375,668,689
Reinvestment of distributions	1,367	5,920	1,367	5,920
Shares redeemed	(373,433,589)	(387,523,091)	(373,433,589)	(387,523,091)
Net increase (decrease)	(2,670,579)	(11,848,482)	$(2,670,579)	$(11,848,482)
Class II
Shares sold	1,597,642	2,736,871	$1,597,642	$2,736,871
Reinvestment of distributions	5	6	5	6
Shares redeemed	(2,003,501)	(2,068,694)	(2,003,501)	(2,068,694)
Net increase (decrease)	(405,854)	668,183	$(405,854)	$668,183
Class III
Shares sold	10,777,453	8,541,853	$10,777,453	$8,541,853
Reinvestment of distributions	120	116	120	116
Shares redeemed	(10,247,647)	(9,011,589)	(10,247,647)	(9,011,589)
Net increase (decrease)	529,926	(469,620)	$529,926	$(469,620)
Select Class
Shares sold	1,417,838	1,283,272	$1,417,838	$1,283,272
Reinvestment of distributions	15	56	15	56
Shares redeemed	(1,492,381)	(1,413,935)	(1,492,381)	(1,413,935)
Net increase (decrease)	(74,528)	(130,607)	$(74,528)	$(130,607)
Institutional Class
Shares sold	541,380,260	664,852,166	$541,370,951	$664,852,166
Reinvestment of distributions	10,252	50,961	10,252	50,961
Shares redeemed	(542,315,424)	(694,411,143)	(542,306,115)	(694,411,143)
Net increase (decrease)	(924,912)	(29,508,016)	$(924,912)	$(29,508,016)
Money Market Portfolio
Class I
Shares sold	4,483,398	18,571,514	$4,483,398	$18,571,514
Reinvestment of distributions	3,159	36,790	3,159	36,790
Shares redeemed	(9,678,091)	(22,473,136)	(9,678,091)	(22,473,136)
Net increase (decrease)	(5,191,534)	(3,864,832)	$(5,191,534)	$(3,864,832)
Class II
Shares sold	2,801	60,623	$2,801	$60,623
Reinvestment of distributions	14	309	14	309
Shares redeemed	(92,582)	(275,923)	(92,582)	(275,923)
Net increase (decrease)	(89,767)	(214,991)	$(89,767)	$(214,991)
Class III
Shares sold	–(a)	10,060	$–(b)	$10,060
Reinvestment of distributions	1	7	1	7
Shares redeemed	(4,106)	(9,715)	(4,106)	(9,715)
Net increase (decrease)	(4,105)	352	$(4,105)	$352
Select Class
Shares sold	339	18,666	$339	$18,666
Reinvestment of distributions	3	63	3	63
Shares redeemed	(11,631)	(51,898)	(11,631)	(51,898)
Net increase (decrease)	(11,289)	(33,169)	$(11,289)	$(33,169)
Institutional Class
Shares sold	20,002,563	29,751,523	$20,002,563	$29,751,523
Reinvestment of distributions	8,143	64,210	8,143	64,210
Shares redeemed	(26,739,633)	(36,830,068)	(26,739,633)	(36,830,068)
Net increase (decrease)	(6,728,927)	(7,014,335)	$(6,728,927)	$(7,014,335)
Tax-Exempt Portfolio
Class I
Shares sold	2,403,202	5,840,613	$2,403,202	$5,840,613
Reinvestment of distributions	875	6,736	875	6,736
Shares redeemed	(2,696,545)	(7,669,541)	(2,696,545)	(7,669,541)
Net increase (decrease)	(292,468)	(1,822,192)	$(292,468)	$(1,822,192)
Class II
Shares sold	–	–	$–	$–
Reinvestment of distributions	–(a)	–(a)	–(b)	–(b)
Shares redeemed	–	–	–	–
Net increase (decrease)	–(a)	–(a)	$–(b)	$–(b)
Class III
Shares sold	13,906	3,828	$13,906	$3,828
Reinvestment of distributions	–(a)	–(a)	–(b)	–(b)
Shares redeemed	(8,897)	(3,721)	(8,897)	(3,721)
Net increase (decrease)	5,009	107	$5,009	$107
Select Class
Shares sold	–	1,266	$–	$1,266
Reinvestment of distributions	–(a)	1	–(b)	1
Shares redeemed	(1,503)	(1,367)	(1,503)	(1,367)
Net increase (decrease)	(1,503)	(100)	$(1,503)	$(100)

 (a) In the amount of less than five hundred shares.

 (b) In the amount of less than five hundred dollars.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Government Portfolio	15%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the “Funds”), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal controls over financial reporting. As part of our audits we are required to obtain an understanding of internal controls over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal controls over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

May 12, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 292 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2015

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Treasury Only Portfolio
Class I	.10%
Actual		$1,000.00	$1,000.10	$.50-C
Hypothetical-D		$1,000.00	$1,024.43	$.50-C
Class II	.11%
Actual		$1,000.00	$1,000.10	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Class III	.11%
Actual		$1,000.00	$1,000.10	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Class IV	.11%
Actual		$1,000.00	$1,000.10	$.55-C
Hypothetical-D		$1,000.00	$1,024.38	$.56-C
Select Class	.10%
Actual		$1,000.00	$1,000.10	$.50-C
Hypothetical-D		$1,000.00	$1,024.43	$.50-C
Institutional Class	.09%
Actual		$1,000.00	$1,000.10	$.45-C
Hypothetical-D		$1,000.00	$1,024.48	$.45-C
Treasury Portfolio
Class I	.09%
Actual		$1,000.00	$1,000.10	$.45-C
Hypothetical-D		$1,000.00	$1,024.48	$.45-C
Class II	.10%
Actual		$1,000.00	$1,000.10	$.50-C
Hypothetical-D		$1,000.00	$1,024.43	$.50-C
Class III	.10%
Actual		$1,000.00	$1,000.10	$.50-C
Hypothetical-D		$1,000.00	$1,024.43	$.50-C
Class IV	.10%
Actual		$1,000.00	$1,000.10	$.50-C
Hypothetical-D		$1,000.00	$1,024.43	$.50-C
Select Class	.09%
Actual		$1,000.00	$1,000.10	$.45-C
Hypothetical-D		$1,000.00	$1,024.48	$.45-C
Institutional Class	.09%
Actual		$1,000.00	$1,000.10	$.45-C
Hypothetical-D		$1,000.00	$1,024.48	$.45-C
Government Portfolio
Class I	.09%
Actual		$1,000.00	$1,000.10	$.45-C
Hypothetical-D		$1,000.00	$1,024.48	$.45-C
Class II	.10%
Actual		$1,000.00	$1,000.10	$.50-C
Hypothetical-D		$1,000.00	$1,024.43	$.50-C
Class III	.09%
Actual		$1,000.00	$1,000.10	$.45-C
Hypothetical-D		$1,000.00	$1,024.48	$.45-C
Select Class	.09%
Actual		$1,000.00	$1,000.10	$.45-C
Hypothetical-D		$1,000.00	$1,024.48	$.45-C
Institutional Class	.08%
Actual		$1,000.00	$1,000.10	$.40-C
Hypothetical-D		$1,000.00	$1,024.53	$.40-C
Money Market Portfolio
Class I	.17%
Actual		$1,000.00	$1,000.20	$.85
Hypothetical-D		$1,000.00	$1,024.08	$.86
Class II	.18%
Actual		$1,000.00	$1,000.10	$.90-C
Hypothetical-D		$1,000.00	$1,024.03	$.91-C
Class III	.19%
Actual		$1,000.00	$1,000.00	$.95-C
Hypothetical-D		$1,000.00	$1,023.98	$.96-C
Select Class	.17%
Actual		$1,000.00	$1,000.10	$.85-C
Hypothetical-D		$1,000.00	$1,024.08	$.86-C
Institutional Class	.14%
Actual		$1,000.00	$1,000.30	$.70
Hypothetical-D		$1,000.00	$1,024.23	$.71
Tax-Exempt Portfolio
Class I	.12%
Actual		$1,000.00	$1,000.20	$.60-C
Hypothetical-D		$1,000.00	$1,024.33	$.61-C
Class II	.14%
Actual		$1,000.00	$1,000.10	$.70-C
Hypothetical-D		$1,000.00	$1,024.23	$.71-C
Class III	.16%
Actual		$1,000.00	$1,000.10	$.80-C
Hypothetical-D		$1,000.00	$1,024.13	$.81-C
Select Class	.14%
Actual		$1,000.00	$1,000.20	$.70-C
Hypothetical-D		$1,000.00	$1,024.23	$.71-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
Treasury Only Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Class IV	.68%
Actual		$3.39
Hypothetical-(b)		$3.43
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Institutional Class	.14%
Actual		$.70
Hypothetical-(b)		$.71
Treasury Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Class IV	.68%
Actual		$3.39
Hypothetical-(b)		$3.43
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Institutional Class	.14%
Actual		$.70
Hypothetical-(b)		$.71
Government Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Institutional Class	.14%
Actual		$.70
Hypothetical-(b)		$.71
Money Market Portfolio
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16
Tax-Exempt Portfolio
Class I	.18%
Actual		$.90
Hypothetical-(b)		$.91
Class II	.33%
Actual		$1.64
Hypothetical-(b)		$1.66
Class III	.43%
Actual		$2.14
Hypothetical-(b)		$2.17
Select Class	.23%
Actual		$1.15
Hypothetical-(b)		$1.16

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Government Portfolio	$53,813
Tax-Exempt Portfolio	$1,028,777

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Treasury Only Portfolio	99.94%
Treasury Portfolio	69.57%
Government Portfolio	45.62%
Money Market Portfolio	1.21%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$3,479,020
Treasury Portfolio	$2,694,567
Government Portfolio	$12,452,940
Money Market Portfolio	$6,983,723

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

December, 2021
Treasury Only Portfolio	65.13%
Treasury Portfolio	69.78%
Government Portfolio	74.26%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends:

Treasury Only Portfolio	$2,951,521
Treasury Portfolio	$3,361,922
Government Portfolio	$11,146,193
Money Market Portfolio	$10,836,781

During fiscal year ended 2022, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

IMM-ANN-0522
1.701843.124

Item 2.

Code of Ethics

As of the end of the period, March 31, 2022, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$37,700	$-	$5,200	$800
Money Market Portfolio	$36,600	$-	$5,200	$800
Tax-Exempt Portfolio	$30,900	$-	$5,200	$700
Treasury Only Portfolio	$31,700	$-	$5,200	$700
Treasury Portfolio	$37,500	$-	$5,200	$800

March 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$36,700	$-	$5,100	$900
Money Market Portfolio	$35,700	$-	$5,300	$900
Tax-Exempt Portfolio	$30,100	$-	$5,100	$700
Treasury Only Portfolio	$30,900	$-	$5,100	$800
Treasury Portfolio	$36,400	$-	$5,100	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2022A	March 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2022A	March 31, 2021A
Deloitte Entities	$487,400	$551,500

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022